UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09871

CULLEN FUNDS TRUST

(exact name of registrant as specified in charter)

645 Fifth Avenue, New York, NY 10022

(Address of principal executive offices) (Zip code)

Brooks Cullen

645 Fifth Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-485-8586

Date of fiscal year end: June 30

Date of reporting period: July 1, 2018 – December 31, 2018

Item 1.	Report to Shareholders.

SEMI-ANNUAL REPORT

DECEMBER 31, 2018

International High Dividend | High Dividend Equity | Small Cap Value

Value | Emerging Markets High Dividend | Enhanced Equity Income

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.cullenfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at www.cullenunds.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 1-877-485-8586 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.

Cullen Funds Trust	Shareholder Letter
December 31, 2018 (Unaudited)

February 28, 2019

Retail Class Performance for the six months ended December 31, 2018 for the Cullen High Dividend Equity Fund (“High Dividend Fund”), Cullen International High Dividend Fund (“International High Dividend Fund”), Cullen Small Cap Value Fund (“Small Cap Fund”), Cullen Value Fund (“Value Fund”), Cullen Emerging Markets High Dividend Fund (“Emerging Markets High Dividend Fund”), and Cullen Enhanced Equity Income Fund (“Enhanced Equity Income Fund”) versus their respective benchmarks was as follows:

Fund/Benchmark	Performance
Cullen High Dividend Equity Fund	-2.08%
S&P 500 Index	-6.85%
Cullen International High Dividend Fund	10.75%
MSCI EAFE Index	-11.35%
Cullen Small Cap Value Fund	-14.15%
Russell 2500 Value Index	-14.91%
Cullen Value Fund	-3.93%
S&P 500 Index	-6.85%
Cullen Emerging Markets High Dividend Fund	-9.66%
MSCI Emerging Markets Index	-8.48%
Cullen Enhanced Equity Income Fund	-1.22%
CBOE S&P 500 BuyWrite Index	-6.43%

Please refer to the financial highlights for each Fund’s respective share class’ performance on pages 26 - 35 of this semi-annual report. Past performance is no guarantee of future results.

Portfolio Review High Dividend Fund

The High Dividend Fund’s performance versus the S&P 500 Index during the period was primarily due to the Fund’s stock selection in Health Care, Consumer Discretionary, and Information Technology. Stock selection within Industrials partially offset relative performance as did the fund’s overweight allocation to Energy.

Portfolio Review International High Dividend Fund

The International High Dividend Fund’s performance versus the MSCI EAFE Index during the period was primarily due to the Fund’s stock selection in Health Care and Financials and an underweight allocation to Information Technology. Stock selection within Industrials and Materials and an underweight allocation to the Utilities sector partially offset relative performance during the period.

Portfolio Review Small Cap Fund

The Small Cap Fund’s performance versus the Russell 2500 Value Index during the period was primarily due to stock selection within Consumer Discretionary and Health Care. Partially offsetting relative performance was the Fund’s stock selection in Industrials as well as an underweight allocation to Utilities and Real Estate.

Portfolio Review Value Fund

The Value Fund’s performance versus the S&P 500 Index during the period was primarily due to stock selection in Health Care, Information Technology and Communication Services and an overweight allocation to Health Care. The Fund’s overweight allocation to Energy as well as stock selection in the Consumer Discretionary sector partially offset relative performance.

Portfolio Review Emerging Markets High Dividend Fund

The Emerging Markets High Dividend Fund’s performance versus the MSCI Emerging Markets Index during the period was primarily due to stock selection in the Financials and Energy sectors. Partially offsetting relative performance was stock selection in Communication Services and Health Care and underweight allocations in the Communication Services and Health Care sectors.

Portfolio Review-Enhanced Equity Income Fund

The Enhanced Equity Income Fund’s performance versus the CBOE S&P 500 Index during the period was primarily due to the Fund’s stock selection in Communication Services, Consumer Discretionary, and Information Technology. Stock selection within Materials slightly offset relative performance. The Fund’s use of covered call options1 during the period contributed premiums of approximately 3.8% of average net assets during the period.

Semi-Annual Report | December 31, 2018	1

Cullen Funds Trust	Shareholder Letter
December 31, 2018 (Unaudited)

Outlook

We feel history shows the best way to deal with the volatility of equities is to first, invest with a discipline and second, invest for the long term (i.e. five years). Investors always have a lot of things to worry about, but may be rewarded if they are disciplined enough to stay the course.

Strong US economic data and robust corporate earnings growth in Q4 took a backseat to the market’s increasing concerns on slowing global growth, the China trade war and normalizing monetary policy. The risk-off environment in 2018 resulted in 90% of major asset classes posting a negative return, versus the historical average of 29%, a pattern not experienced since 1921 (“Global Monetary Tightening Hurting Equities,” January 2019). While S&P 500 index earnings are expected to be up over 20% for 2018, with the index price decline, the Price/Earnings multiple fell 22%. Valuation multiples compressed the greatest for deep cyclicals (Energy, Financials, Industrials) and the least for stable sectors (Health Care, Utilities). The rapid market sell-off and elevated volatility have presented an increasing number of attractive investment opportunities not seen for quite some time. However, the dispersion in valuation multiples remains high – a number of industries are trading at recession-like multiples while Growth stock valuations remain high. In past cycles, heightened volatility has historically led to multiple compression driven by the highest multiple stocks (Bernstein Research, “US Portfolio Strategy”, December 2018.). Even with the recent underperformance of Growth relative to Value stocks, the valuation of Growth stocks are at extreme levels relative to historical averages.

A headwind to global equities has been the tightening of monetary policy by world central banks. At year-end 2018, 56% of developed and emerging market central banks were tightening policy (30+ countries), the largest proportion in seven years. Historically, equities tend to deliver lower returns when more than half of the world’s central banks are tightening policy (Ned Davis Research, “Global Monetary Tightening Hurting Equities”, December 2018). In addition, the Federal Reserve’s balance sheet run-off (quantitative tightening2) continues to drain excess liquidity with the real global monetary base currently contracting 1% and projected to further contract by 4%+ by December 2019 if the Fed’s current target of nearly $500B in assets roll off and the European Central Bank (ECB) and Bank of Japan (BOJ) maintain assets at current levels. However, with global growth decelerating, central banks are already looking to adjust monetary policy, helping to stabilize global equities.

In conclusion, our experience and studies suggest that a market participant who focused on a price discipline and invested for the long term did far better than one who reacted to the political and macro-economic headlines of the day. We believe it is an additionally good time to remind of the importance of a safety net, and history shows that an investment strategy that combines a low price/earnings price discipline3, high dividend yield4, and dividend growth5 are factors that can help when the market turns down.

Sincerely,

James P. Cullen

Chairman and Chief Executive Officer

[1]	Covered call option is an options strategy whereby an investor holds a long position in an asset and writes (sells) call options on that same asset in an attempt to generate increased income from the asset.

[2]	Quantitative tightening is a contractionary monetary policy applied by a central bank to decrease amount of liquidity within the economy.

[3]	The Price-to-Earnings Ratio, or Price/Earnings, is a ratio that measures current share price relative to earnings per share.

[4]	A dividend yield is a financial ratio that indicates how much a company pays out in dividends each year relative to its share price.

[5]	Dividend growth is the annualized percentage rate of growth that a particular stock's dividend undergoes over a period of time.

The above outlook reflects the opinions of the authors, is subject to change, is not guaranteed, and should not be considered investment advice.

The Cullen High Dividend Equity Fund, Cullen International High Dividend Fund, Cullen Value Fund, Cullen Emerging Markets High Dividend Fund, and Cullen Enhanced Equity Income Fund’s investment objectives are capital appreciation and current income. The Cullen Small Cap Value Fund’s objective is capital appreciation.

2	www.cullenfunds.com

Cullen Funds Trust	Shareholder Letter
December 31, 2018 (Unaudited)

Past performance does not guarantee future results. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You can obtain performance data current to the most recent month end by calling 1-877-485-8586 or visiting our website: www.cullenfunds.com. The Cullen Funds impose a 2% redemption fee on shares held less than seven days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Mutual fund investing involves risk. Principal loss is possible. The Funds may also invest in medium- and small-capitalization companies, which will involve additional risks such as limited liquidity and greater volatility.

The S&P 500 Index is an unmanaged index commonly used to measure performance of U.S. stocks. The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East. The Russell 2500 Value Index is an unmanaged index commonly used to measure performance of small capitalization stocks. The MSCI Emerging Markets Index is an unmanaged index of common stocks of in global emerging economies. The MSCI Emerging Markets Index is an unmanaged index of common stocks of in global emerging economies. The CBOE S&P 500 BuyWrite Index is an unmanaged index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index, which itself is also unmanaged index commonly used to measure performance of U.S. stocks. It is not possible to invest directly in an index.

Fund holdings and/or sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to each Fund’s Schedule of Investments in the report for complete fund holdings information.

Current and future portfolio holdings are subject to risk.

Investment performance reflects fee waivers. In the absence of such waivers, total returns would be reduced.

Must be accompanied or preceded by a current prospectus.

The Cullen Funds are distributed by ALPS Distributors, Inc. (02/19)

Semi-Annual Report | December 31, 2018	3

Cullen Funds Trust	Disclosure of Fund Expenses
December 31, 2018 (Unaudited)

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2018 to December 31, 2018.

Actual Expenses

The first sets of lines of the tables below provide information about actual account values and actual expenses. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by the Funds’ transfer agent. If you request that redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. You will be charged a 2% redemption fee if you redeem or exchange shares of the Funds within seven (7) days of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. The examples below include, but are not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the examples below do not include portfolio trading commissions and related expenses. You may use the information within these lines, together with the amount you invested, to estimate the expenses that you paid over the six-month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of lines within the tables below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Expenses Paid
		Beginning	Ending	During Period
	Net Expense	Account Value	Account Value	July 1, 2018 to
	Ratio(a)	July 1, 2018	December 31, 2018	December 31, 2018(b)
Cullen International High Dividend Fund
Retail
Actual	1.25%	$1,000.00	$893.50	$5.97
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.90	$6.36

Class C
Actual	2.00%	$1,000.00	$890.70	$9.53
Hypothetical (5% return before expenses)	2.00%	$1,000.00	$1,015.12	$10.16

Class I
Actual	1.00%	$1,000.00	$894.50	$4.78
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,020.16	$5.09

Class R1
Actual	1.73%	$1,000.00	$891.50	$8.25
Hypothetical (5% return before expenses)	1.73%	$1,000.00	$1,016.48	$8.79

Class R2
Actual	1.48%	$1,000.00	$892.50	$7.06
Hypothetical (5% return before expenses)	1.48%	$1,000.00	$1,017.74	$7.53

4	www.cullenfunds.com

Cullen Funds Trust	Disclosure of Fund Expenses
December 31, 2018 (Unaudited)

				Expenses Paid
		Beginning	Ending	During Period
	Net Expense	Account Value	Account Value	July 1, 2018 to
	Ratio(a)	July 1, 2018	December 31, 2018	December 31, 2018(b)
Cullen High Dividend Equity Fund
Retail
Actual	1.00%	$1,000.00	$979.70	$4.99
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,020.16	$5.09

Class C
Actual	1.75%	$1,000.00	$975.70	$8.71
Hypothetical (5% return before expenses)	1.75%	$1,000.00	$1,016.38	$8.89

Class I
Actual	0.75%	$1,000.00	$981.10	$3.75
Hypothetical (5% return before expenses)	0.75%	$1,000.00	$1,021.42	$3.82

Class R1
Actual	1.50%	$1,000.00	$976.90	$7.47
Hypothetical (5% return before expenses)	1.50%	$1,000.00	$1,017.64	$7.63

Class R2
Actual	1.25%	$1,000.00	$978.30	$6.23
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.90	$6.36

Cullen Small Cap Value Fund
Retail
Actual	1.25%	$1,000.00	$859.30	$5.86
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.90	$6.36

Class C
Actual	2.00%	$1,000.00	$856.20	$9.36
Hypothetical (5% return before expenses)	2.00%	$1,000.00	$1,015.12	$10.16

Class I
Actual	1.00%	$1,000.00	$860.10	$4.69
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,020.16	$5.09

Cullen Value Fund
Retail
Actual	1.00%	$1,000.00	$960.70	$4.94
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,020.16	$5.09

Class C
Actual	1.75%	$1,000.00	$957.30	$8.63
Hypothetical (5% return before expenses)	1.75%	$1,000.00	$1,016.38	$8.89

Class I
Actual	0.75%	$1,000.00	$962.30	$3.71
Hypothetical (5% return before expenses)	0.75%	$1,000.00	$1,021.42	$3.82

Semi-Annual Report | December 31, 2018	5

Cullen Funds Trust	Disclosure of Fund Expenses
December 31, 2018 (Unaudited)

				Expenses Paid
		Beginning	Ending	During Period
	Net Expense	Account Value	Account Value	July 1, 2018 to
	Ratio(a)	July 1, 2018	December 31, 2018	December 31, 2018(b)
Cullen Emerging Markets High Dividend Fund
Retail
Actual	1.25%	$1,000.00	$903.40	$6.00
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.90	$6.36

Class C
Actual	2.00%	$1,000.00	$899.80	$9.58
Hypothetical (5% return before expenses)	2.00%	$1,000.00	$1,015.12	$10.16

Class I
Actual	1.00%	$1,000.00	$904.50	$4.80
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,020.16	$5.09

Cullen Enhanced Equity Income Fund
Retail
Actual	1.00%	$1,000.00	$987.80	$5.01
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,020.16	$5.09

Class C
Actual	1.75%	$1,000.00	$983.90	$8.75
Hypothetical (5% return before expenses)	1.75%	$1,000.00	$1,016.38	$8.89

Class I
Actual	0.75%	$1,000.00	$989.20	$3.76
Hypothetical (5% return before expenses)	0.75%	$1,000.00	$1,021.42	$3.82

(a)	Annualized, based on the Fund's most recent fiscal half year expenses. Such figures do not reflect acquired fund fees and expenses.
(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), divided by 365. Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund's prospectuses for more information regarding waivers and/or reimbursements.

6	www.cullenfunds.com

Cullen International High Dividend Fund	Schedule of Investments
December 31, 2018 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS - 92.90%
Australia - 3.18%
Sonic Healthcare, Ltd.	361,135	$5,633,752

Canada - 2.96%
BCE, Inc.	48,165	1,903,962
Manulife Financial Corp.	139,815	1,983,975
Vermilion Energy, Inc.	64,510	1,359,001
		5,246,938

China - 2.15%
China Petroleum & Chemical Corp.,
Class H	5,328,800	3,798,422

France - 7.05%
BNP Paribas SA	31,375	1,416,919
Cie Generale des Etablissements Michelin SCA	29,635	2,916,885
Engie SA	85,950	1,234,924
Sanofi	14,860	1,289,104
TOTAL SA - Sponsored ADR	107,720	5,620,830
		12,478,662

Germany - 11.29%
Allianz SE	23,420	4,706,375
Daimler AG	52,350	2,759,627
Deutsche Telekom AG	190,620	3,239,918
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	23,222	5,064,691
ProSiebenSat.1 Media SE	10,100	179,715
Siemens AG	36,095	4,028,262
		19,978,588

Hong Kong - 5.06%
BOC Hong Kong Holdings, Ltd.	1,116,015	4,142,343
HSBC Holdings PLC	583,533	4,814,961
		8,957,304

Ireland - 2.92%
Smurfit Kappa Group PLC	194,520	5,175,716

Japan - 3.53%
Honda Motor Co., Ltd.	147,900	3,896,436
Nippon Telegraph & Telephone Corp.	57,530	2,347,185
		6,243,621

Netherlands - 5.74%
NN Group NV	119,300	4,743,202
Unilever NV	100,565	5,410,397
		10,153,599

Norway - 0.25%
Orkla ASA	57,405	449,476

		Value
	Shares	(Note 2)
Russia - 2.28%
MMC Norilsk Nickel PJSC - ADR	213,680	$4,025,731

Singapore - 3.60%
Singapore Telecommunications, Ltd.	299,000	643,518
United Overseas Bank, Ltd.	316,400	5,723,672
		6,367,190

Sweden - 2.60%
Investor AB, Class B	108,350	4,604,262

Switzerland - 17.70%
ABB, Ltd. - Sponsored ADR	236,662	4,498,945
Nestle SA	76,100	6,176,488
Novartis AG - Sponsored ADR	77,700	6,667,437
Roche Holding AG	23,950	5,945,800
UBS Group AG	206,700	2,578,219
Zurich Insurance Group AG	18,350	5,469,930
		31,336,819

Taiwan - 1.33%
ASE Technology Holding Co., Ltd.	1,243,500	2,356,253

United Kingdom - 21.26%
AstraZeneca PLC - Sponsored ADR	117,105	4,447,648
BAE Systems PLC	698,635	4,086,221
British American Tobacco PLC - Sponsored ADR	38,000	1,210,680
Diageo PLC	146,300	5,227,950
GlaxoSmithKline PLC	273,865	5,219,331
Imperial Brands PLC	89,600	2,719,519
Lloyds Banking Group PLC	2,578,500	1,699,700
Royal Dutch Shell PLC, Class B	191,350	5,720,893
Smiths Group PLC	220,135	3,832,328
SSE PLC	15,200	209,906
Vodafone Group PLC - Sponsored ADR	169,310	3,264,297
		37,638,473

TOTAL COMMON STOCKS
(Cost $148,651,366)		164,444,806

PREFERRED STOCK - 2.04%
Brazil - 2.04%
Telefonica Brasil SA	302,975	3,612,976

TOTAL PREFERRED STOCK
(Cost $3,777,485)		3,612,976

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2018	7

Cullen International High Dividend Fund	Schedule of Investments
December 31, 2018 (Unaudited)

Value
(Note 2)
TOTAL INVESTMENTS 94.94%
(Cost $152,428,851)	$168,057,782

Other Assets In Excess Of Liabilities 5.06%	8,958,159

NET ASSETS 100.00%	$177,015,941

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 2)
COMMON STOCKS
Financials	26.51%	$46,948,249
Health Care	16.50	29,203,072
Consumer Staples	11.97	21,194,510
Energy	9.32	16,499,146
Industrials	9.30	16,445,756
Communication Services	6.54	11,578,595
Consumer Discretionary	5.41	9,572,948
Materials	5.20	9,201,447
Information Technology	1.33	2,356,253
Utilities	0.82	1,444,830
TOTAL COMMON STOCKS	92.90	164,444,806

PREFERRED STOCK
Communication Services	2.04	3,612,976
TOTAL PREFERRED STOCK	2.04	3,612,976

TOTAL INVESTMENTS	94.94%	$168,057,782
Other Assets In Excess Of
Liabilities	5.06	8,958,159
TOTAL NET ASSETS	100.00%	$177,015,941

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
8	www.cullenfunds.com

Cullen High Dividend Equity Fund	Schedule of Investments
December 31, 2018 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS - 98.37%
Aerospace & Defense - 3.88%
Boeing Co.	60,100	$19,382,250
Raytheon Co.	247,400	37,938,790
		57,321,040

Auto Parts & Equipment - 1.35%
Johnson Controls International PLC	673,875	19,980,394

Banks - 2.12%
SunTrust Banks, Inc.	620,280	31,286,923

Chemicals - 3.65%
DowDuPont, Inc.	1,007,000	53,854,360

Communications Equipment - 5.62%
Cisco Systems, Inc.	979,425	42,438,486
Corning, Inc.	1,340,320	40,491,067
		82,929,553

Distillers & Vintners - 2.62%
Diageo PLC - Sponsored ADR	273,155	38,733,379

Distributors - 3.89%
Genuine Parts Co.	598,890	57,505,418

Diversified Banks - 7.55%
HSBC Holdings PLC - Sponsored ADR	837,600	34,433,736
JPMorgan Chase & Co.	462,330	45,132,655
Wells Fargo & Co.	692,225	31,897,728
		111,464,119

Electric Utilities - 4.02%
NextEra Energy, Inc.	341,300	59,324,766

Food & Staples Retailing - 2.36%
Walgreens Boots Alliance, Inc.	510,395	34,875,290

Household Products - 5.11%
Kimberly-Clark Corp.	320,835	36,555,940
Unilever NV	724,170	38,960,346
		75,516,286

Industrial Conglomerates - 2.87%
3M Co.	222,730	42,438,974

Integrated Oil & Gas - 10.42%
Chevron Corp.	420,480	45,744,019
ConocoPhillips	680,915	42,455,050
Exxon Mobil Corp.	395,935	26,998,808
Royal Dutch Shell PLC, Class B -
Sponsored ADR	644,600	38,637,324
		153,835,201

		Value
	Shares	(Note 2)
Integrated Telecommunication Services-4.20%
AT&T, Inc.	1,192,775	$34,041,799
BCE, Inc.	708,380	28,002,261
		62,044,060

Miscellaneous Manufacturing - 2.74%
Siemens AG - Sponsored ADR	720,000	40,377,600

Pharmaceuticals - 16.53%
Eli Lilly & Co.	406,485	47,038,444
Johnson & Johnson	364,125	46,990,331
Merck & Co., Inc.	669,460	51,153,439
Novartis AG - Sponsored ADR	576,446	49,464,831
Pfizer, Inc.	1,133,858	49,492,902
		244,139,947

Property & Casualty Insurance - 5.45%
Chubb, Ltd.	344,845	44,547,077
Travelers Cos., Inc.	299,475	35,862,131
		80,409,208

Semiconductors - 1.84%
Intel Corp.	577,900	27,120,847

Specialized REITs - 5.06%
HCP, Inc.	781,570	21,829,250
Welltower, Inc.	761,900	52,883,479
		74,712,729

Systems Software - 2.71%
Microsoft Corp.	394,535	40,072,920

Tobacco - 4.38%
Altria Group, Inc.	582,960	28,792,394
Philip Morris International, Inc.	537,580	35,888,841
		64,681,235

TOTAL COMMON STOCKS
(Cost $905,750,803)		1,452,624,249

TOTAL INVESTMENTS 98.37%
(Cost $905,750,803)		$1,452,624,249

Other Assets In Excess Of Liabilities 1.63%		24,068,046

NET ASSETS 100.00%		$1,476,692,295

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2018	9

Cullen High Dividend Equity Fund	Schedule of Investments
December 31, 2018 (Unaudited)

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 2)
COMMON STOCKS
Health Care	16.53%	$244,139,947
Financials	15.12	223,160,250
Consumer Staples	14.47	213,806,190
Industrials	10.84	160,118,008
Energy	10.42	153,835,201
Information Technology	10.17	150,123,320
Real Estate	5.06	74,712,729
Communication Services	4.20	62,044,060
Utilities	4.02	59,324,766
Consumer Discretionary	3.89	57,505,418
Materials	3.65	53,854,360
TOTAL COMMON STOCKS	98.37	1,452,624,249

TOTAL INVESTMENTS	98.37%	$1,452,624,249
Other Assets In Excess Of Liabilities	1.63	24,068,046
TOTAL NET ASSETS	100.00%	$1,476,692,295

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
10	www.cullenfunds.com

Cullen Small Cap Value Fund	Schedule of Investments
December 31, 2018 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS - 95.76%
Airlines - 3.39%
Copa Holdings SA, Class A	1,615	$127,117

Apparel - 2.94%
Carter's, Inc.	1,350	110,187

Auto Manufacturers - 0.39%
REV Group, Inc.	1,960	14,720

Auto Parts & Equipment - 0.49%
Motorcar Parts of America, Inc.(a)	1,105	18,387

Commercial Services - 2.06%
Robert Half International, Inc.	1,350	77,220

Computer Hardware - 2.61%
Avnet, Inc.	2,710	97,831

Computers - 2.95%
Sykes Enterprises, Inc.(a)	4,475	110,667

Construction & Engineering - 3.86%
Quanta Services, Inc.	4,820	145,082

Construction Materials - 3.76%
Loma Negra Cia Industrial Argentina SA - Sponsored ADR(a)	12,675	141,073

Electronic Equipment & Instruments - 3.67%
Orbotech, Ltd.(a)	2,440	137,958

Environmental & Facilities Services - 2.79%
Team, Inc.(a)	7,160	104,894

Food - 3.66%
Village Super Market, Inc., Class A	5,140	137,444

Healthcare-Services - 11.57%
Capital Senior Living Corp.(a)	19,600	133,280
Ensign Group, Inc.	4,150	160,979
Magellan Health, Inc.(a)	2,460	139,949
		434,208

Home Builders - 2.72%
Taylor Morrison Home Corp.(a)	6,415	101,998

Household Products/Wares - 4.79%
Helen of Troy, Ltd.(a)	1,370	179,717

Insurance - 10.02%
Assured Guaranty, Ltd.	4,095	156,757
Brighthouse Financial, Inc.(a)	2,970	90,525

		Value
	Shares	(Note 2)
Insurance (continued)
United Insurance Holdings Corp.	7,760	$128,971
		376,253

Leisure Time - 2.88%
Brunswick Corp.	2,330	108,228

Machinery-Diversified - 1.01%
AGCO Corp.	680	37,855

Media - 3.07%
AMC Networks, Inc., Class A(a)	2,100	115,248

Oil & Gas Exploration & Production - 3.53%
Cimarex Energy Co.	2,150	132,547

Oil & Gas Services - 1.49%
Oceaneering International, Inc.(a)	4,610	55,781

Regional Banks - 11.56%
Bank OZK	2,300	52,509
CVB Financial Corp.	2,950	59,679
First Bancorp/Southern Pines, NC	3,400	111,044
IBERIABANK Corp.	1,740	111,847
National Bank Holdings Corp., Class A	3,200	98,784
		433,863

Savings & Loans - 3.37%
United Community Financial Corp.	14,280	126,378

Software - 7.18%
Progress Software Corp.	3,655	129,716
Verint Systems, Inc.(a)	3,300	139,623
		269,339

TOTAL COMMON STOCKS
(Cost $3,341,772)		3,593,995

TOTAL INVESTMENTS 95.76%
(Cost $3,341,772)		$3,593,995

Other Assets In Excess Of Liabilities 4.24%		158,999

NET ASSETS 100.00%		$3,752,994

(a) Non-Income Producing Security.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2018	11

Cullen Small Cap Value Fund	Schedule of Investments
December 31, 2018 (Unaudited)

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 2)
COMMON STOCKS
Financials	24.95%	$936,494
Industrials	16.45	617,555
Consumer Discretionary	13.82	518,517
Information Technology	13.46	505,128
Health Care	11.57	434,208
Energy	5.02	188,328
Materials	3.76	141,073
Consumer Staples	3.66	137,444
Communication Services	3.07	115,248
TOTAL COMMON STOCKS	95.76	3,593,995

TOTAL INVESTMENTS	95.76%	$3,593,995
Other Assets In Excess Of Liabilities	4.24	158,999
TOTAL NET ASSETS	100.00%	$3,752,994

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
12	www.cullenfunds.com

Cullen Value Fund	Schedule of Investments
December 31, 2018 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS - 89.72%
Aerospace & Defense - 4.79%
Boeing Co.	3,025	$975,563
Raytheon Co.	4,475	686,241
		1,661,804

Agriculture - 1.82%
Archer-Daniels-Midland Co.	15,450	632,986

Auto Parts & Equipment - 0.95%
BorgWarner, Inc.	9,500	330,030

Communications Equipment - 4.07%
Cisco Systems, Inc.	32,600	1,412,558

Diversified Banks - 8.65%
Citigroup, Inc.	17,100	890,226
JPMorgan Chase & Co.	12,600	1,230,012
Wells Fargo & Co.	19,200	884,736
		3,004,974

Electronics - 2.30%
Arrow Electronics, Inc.(a)	11,600	799,820

Food Products - 3.04%
Mondelez International, Inc., Class A	26,375	1,055,791

Gold - 2.32%
Newmont Mining Corp.	23,200	803,880

Health Care Equipment - 3.06%
Medtronic PLC	11,660	1,060,594

Heavy Electrical Equipment - 1.66%
ABB, Ltd. - Sponsored ADR	30,350	576,953

Household Products - 2.01%
Unilever NV	12,990	698,862

Industrial Conglomerates - 2.47%
3M Co.	4,500	857,430

Integrated Oil & Gas - 5.65%
Chevron Corp.	9,750	1,060,702
ConocoPhillips	14,450	900,958
		1,961,660

Integrated Telecommunication Services - 1.78%
AT&T, Inc.	21,700	619,318

Investment Banking & Brokerage - 1.74%
Morgan Stanley	15,200	602,680

		Value
	Shares	(Note 2)
Life & Health Insurance - 1.59%
MetLife, Inc.	13,480	$553,489

Life Sciences Tools & Services - 2.90%
Thermo Fisher Scientific, Inc.	4,500	1,007,055

Miscellaneous Manufacturing - 2.70%
Siemens AG - Sponsored ADR	16,700	936,536

Movies & Entertainment - 2.18%
Walt Disney Co.	6,900	756,585

Oil & Gas Equipment & Services - 1.23%
Halliburton Co.	16,050	426,609

Oil & Gas Exploration & Production - 0.64%
Devon Energy Corp.	9,875	222,582

Pharmaceuticals - 14.28%
CVS Health Corp.	6,074	397,968
GlaxoSmithKline PLC - Sponsored ADR	13,800	527,298
Johnson & Johnson	5,915	763,331
Merck & Co., Inc.	15,150	1,157,611
Novartis AG - Sponsored ADR	9,600	823,776
Pfizer, Inc.	29,550	1,289,858
		4,959,842

Property & Casualty Insurance - 8.03%
Allstate Corp.	8,600	710,618
Chubb, Ltd.	8,306	1,072,969
Travelers Cos., Inc.	8,400	1,005,900
		2,789,487

Regional Banks - 2.60%
BB&T Corp.	20,850	903,222

Systems Software - 7.26%
Microsoft Corp.	15,850	1,609,885
Oracle Corp.	20,200	912,030
		2,521,915

TOTAL COMMON STOCKS (Cost $22,258,794)		31,156,662

TOTAL INVESTMENTS 89.72% (Cost $22,258,794)		$31,156,662

Other Assets In Excess Of Liabilities 10.28%		3,569,944

NET ASSETS 100.00%		$34,726,606

(a) Non-Income Producing Security.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2018	13

Cullen Value Fund	Schedule of Investments
December 31, 2018 (Unaudited)

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 2)
COMMON STOCKS
Financials	22.61%	$7,853,852
Health Care	20.24	7,027,491
Information Technology	13.63	4,734,293
Industrials	11.62	4,032,723
Energy	7.52	2,610,851
Consumer Staples	6.87	2,387,639
Communication Services	3.96	1,375,903
Materials	2.32	803,880
Consumer Discretionary	0.95	330,030
TOTAL COMMON STOCKS	89.72	31,156,662

TOTAL INVESTMENTS	89.72%	$31,156,662
Other Assets In Excess Of Liabilities	10.28	3,569,944
TOTAL NET ASSETS	100.00%	$34,726,606

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
14	www.cullenfunds.com

Cullen Emerging Markets High Dividend Fund	Schedule of Investments
December 31, 2018 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS - 93.95%
Austria - 2.09%
Erste Group Bank AG	190,400	$6,313,202

Brazil - 10.95%
AES Tiete Energia SA	2,045,500	5,279,702
Ambev SA - ADR	641,300	2,513,896
Itau Unibanco Holding SA	1,056,250	9,666,934
Telefonica Brasil SA - ADR	573,000	6,835,890
Vale SA - Sponsored ADR	661,300	8,722,547
		33,018,969

Chile - 2.15%
Vina Concha y Toro SA	3,325,067	6,490,109

China - 7.70%
China Construction Bank Corp., Class H	9,678,300	7,925,108
China Petroleum & Chemical Corp., Class H	9,295,425	6,625,872
China Yongda Automobiles Services Holdings, Ltd.	2,631,100	1,596,640
Ping An Insurance Group Co. of China Ltd., Class H	800,000	7,057,613
		23,205,233

Greece - 2.79%
OPAP SA	967,053	8,410,727

Hong Kong - 18.63%
AIA Group, Ltd.	1,195,000	9,926,643
BOC Aviation, Ltd.(a)	1,093,020	8,065,136
China Everbright, Ltd.	994,300	1,762,389
IGG, Inc.	3,791,000	5,198,813
Nine Dragons Paper Holdings, Ltd.	2,518,000	2,326,036
Sands China, Ltd.	1,583,000	6,903,484
Times China Holdings, Ltd.	7,039,200	7,812,495
Value Partners Group, Ltd.	4,347,950	3,019,015
WH Group, Ltd.(a)(b)	3,805,000	2,922,419
Xinyi Glass Holdings, Ltd.	7,356,000	8,125,810
Xtep International Holdings, Ltd.	213,090	115,698
		56,177,938

Hungary - 0.33%
Magyar Telekom Telecommunications PLC	639,400	1,005,649

India - 2.49%
ICICI Bank, Ltd. - Sponsored ADR	586,000	6,029,940
RHT Health Trust	2,771,200	1,484,263
		7,514,203

Indonesia - 3.88%
Bank Rakyat Indonesia Persero Tbk PT	8,056,500	2,052,461
Gudang Garam Tbk PT	740,300	4,313,497
		Value
	Shares	(Note 2)
Indonesia (continued)
Indo Tambangraya Megah Tbk PT	3,571,400	$5,036,750
Telekomunikasi Indonesia Persero Tbk PT	1,075,000	281,041
		11,683,749

Mexico - 2.26%
PLA Administradora Industrial S de RL de CV	5,713,264	6,797,161

Russia - 9.22%
Globaltrans Investment PLC - Sponsored GDR(b)	1,004,951	9,104,856
LUKOIL PJSC - Sponsored ADR	132,700	9,466,818
MMC Norilsk Nickel PJSC - ADR	489,400	9,220,296
		27,791,970

Singapore - 0.78%
Ascendas India Trust	2,978,600	2,360,239

South Africa - 2.26%
Mondi, Ltd.	247,500	5,331,290
Remgro, Ltd.	110,510	1,495,499
		6,826,789

South Korea - 13.85%
Doosan Bobcat, Inc.	126,975	3,594,944
Hanon Systems	383,374	3,715,086
KT&G Corp.	22,700	2,066,758
LG Chem, Ltd.	50	15,586
Macquarie Korea Infrastructure Fund	710,050	5,911,780
Orange Life Insurance, Ltd.(a)(b)	132,300	3,319,002
Samsung Electronics Co., Ltd.	238,000	8,285,189
SK Innovation Co., Ltd.	41,900	6,725,553
SK Telecom Co., Ltd.	33,700	8,131,130
		41,765,028

Taiwan - 9.14%
Accton Technology Corp.	150,000	480,921
ASE Technology Holding Co., Ltd.	2,456,428	4,654,576
Asian Pay Television Trust	13,110,000	1,221,891
CTCI Corp.	498,600	721,161
King Yuan Electronics Co., Ltd.	4,959,000	3,729,703
Powertech Technology, Inc.	2,336,000	5,022,003
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	262,050	9,672,266
Win Semiconductors Corp.	530,000	2,041,770
		27,544,291

Thailand - 2.26%
Major Cineplex Group PCL	2,212,600	1,400,534
Thai Beverage PCL	11,748,000	5,266,409

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2018	15

Cullen Emerging Markets High Dividend Fund	Schedule of Investments
December 31, 2018 (Unaudited)

		Value
	Shares	(Note 2)
Thailand (continued)
Vinythai PCL	250,000	$153,805
		6,820,748

Turkey - 1.44%
Tupras Turkiye Petrol Rafinerileri AS	197,600	4,352,989

Vietnam - 1.73%
Saigon Securities, Inc.	4,533,650	5,219,867

TOTAL COMMON STOCKS (Cost $275,423,501)		283,298,861

PARTICIPATORY NOTES - 4.94%
China - 0.46%
Midea Group Co. Ltd. (Issued by CLSA Global Markets Pte. Ltd.), Expires 06/05/2023	243,104	1,313,053
Qingdao Haier Co. Ltd. (Issued by Morgan Stanley), Expires 01/04/2019	38,800	78,505
		1,391,558

India - 4.48%
BSE Ltd. (Issued by CLSA Global Markets Pte. Ltd.), Expires 05/24/2023	307,800	2,636,971
Gail India Ltd, Expires 04/02/2020	447,000	2,306,436
Power Grid Corp Of India Ltd. (Issued by CLSA Global Markets Pte. Ltd.), Expires 11/27/2019	3,010,108	8,561,514
		13,504,921

TOTAL PARTICIPATORY NOTES (Cost $16,502,562)		14,896,479

TOTAL INVESTMENTS 98.89% (Cost $291,926,063)		$298,195,340

Other Assets In Excess Of Liabilities 1.11%		3,347,560

NET ASSETS 100.00%		$301,542,900

(a)	Security exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of December 31, 2018 the aggregate value of those securities was $14,306,557, which represents 4.74% of net assets.
(b)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of December 31, 2018, the aggregate value of those securities was $23,411,413, which represents 7.76% of net assets.

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 2)
COMMON STOCKS
Financials	23.10%	$69,699,453
Information Technology	11.25	33,886,428
Energy	10.68	32,207,982
Consumer Discretionary	9.58	28,867,445
Materials	8.54	25,769,560
Communication Services	7.98	24,074,948
Consumer Staples	7.82	23,573,088
Industrials	7.13	21,486,097
Real Estate	5.63	16,969,895
Utilities	1.75	5,279,702
Health Care	0.49	1,484,263
TOTAL COMMON STOCKS	93.95	283,298,861

PARTICIPATORY NOTES
Utilities	3.61	10,867,950
Financials	0.87	2,636,971
Consumer Discretionary	0.46	1,391,558
TOTAL PARTICIPATORY NOTES	4.94	14,896,479

TOTAL INVESTMENTS	98.89%	$298,195,340
Other Assets In Excess Of Liabilities	1.11	3,347,560
TOTAL NET ASSETS	100.00%	$301,542,900

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
16	www.cullenfunds.com

Cullen Enhanced Equity Income Fund	Schedule of Investments
December 31, 2018 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS - 99.28%
Agriculture - 2.45%
Archer-Daniels-Midland Co.	25,100	$1,028,347

Auto Parts & Equipment - 2.67%
Johnson Controls International PLC	37,740	1,118,991

Banks - 2.66%
SunTrust Banks, Inc.	22,080	1,113,715

Chemicals - 3.57%
DowDuPont, Inc.	28,000	1,497,440

Communications Equipment - 6.08%
Cisco Systems, Inc.	29,100	1,260,903
Corning, Inc.	42,650	1,288,456
		2,549,359

Distributors - 3.04%
Genuine Parts Co.	13,260	1,273,225

Diversified Banks - 7.74%
HSBC Holdings PLC - Sponsored ADR(a)	20,400	838,644
JPMorgan Chase & Co.	10,720	1,046,486
Wells Fargo & Co.	29,520	1,360,282
		3,245,412

Electric - 3.01%
PPL Corp.	44,510	1,260,968

Electric Utilities - 2.46%
Duke Energy Corp.(a)	11,950	1,031,285

Electrical Components & Equipment - 2.85%
Eaton Corp. PLC	17,430	1,196,744

Food & Staples Retailing - 2.61%
Walgreens Boots Alliance, Inc.	16,000	1,093,280

Household Products - 5.37%
Kimberly-Clark Corp.(a)	12,480	1,421,971
Unilever NV	15,450	831,210
		2,253,181

Industrial Conglomerates - 1.45%
Honeywell International, Inc.	4,610	609,073

Integrated Oil & Gas - 11.62%
Chevron Corp.	11,820	1,285,898
ConocoPhillips(a)	17,950	1,119,183
Exxon Mobil Corp.	17,170	1,170,822
		Value
	Shares	(Note 2)
Integrated Oil & Gas (continued)
Royal Dutch Shell PLC, Class B - Sponsored ADR	21,610	$1,295,303
		4,871,206

Integrated Telecommunication Services - 2.96%
AT&T, Inc.	43,510	1,241,775

Miscellaneous Manufacturing - 2.01%
Siemens AG - ADR	15,050	844,004

Pharmaceuticals - 13.87%
Cardinal Health, Inc.	17,180	766,228
Johnson & Johnson	9,560	1,233,718
Merck & Co., Inc.(a)	16,920	1,292,857
Novartis AG - Sponsored ADR	14,450	1,239,955
Pfizer, Inc.(a)	29,440	1,285,056
		5,817,814

Property & Casualty Insurance - 5.56%
Chubb, Ltd.	8,270	1,068,319
Travelers Cos., Inc.	10,540	1,262,165
		2,330,484

Semiconductors - 2.74%
Intel Corp.(a)	24,500	1,149,785

Specialized REITs - 5.83%
HCP, Inc.	42,050	1,174,457
Welltower, Inc.(a)	18,310	1,270,897
		2,445,354

Telecommunications - 3.59%
Verizon Communications, Inc.	26,810	1,507,259

Tobacco - 5.14%
Altria Group, Inc.	25,530	1,260,927
Philip Morris International, Inc.	13,400	894,584
		2,155,511

TOTAL COMMON STOCKS (Cost $45,319,411)		41,634,212

TOTAL INVESTMENTS 99.28% (Cost $45,319,411)		$41,634,212

Other Assets In Excess Of Liabilities 0.72%		302,067

NET ASSETS 100.00%		$41,936,279

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2018	17

Cullen Enhanced Equity Income Fund	Schedule of Investments
December 31, 2018 (Unaudited)

SCHEDULE OF WRITTEN	Notional	Number of
OPTIONS	Amount	Contracts	Value

CALL OPTIONS WRITTEN (0.15%)
ConocoPhillips, Expires January, 2019, Exercise Price	$(1,116,065)	(179)	$(8,234)
Duke Energy Corp., Expires January, 2019, Exercise Price	(1,026,970)	(119)	(13,685)
HSBC Holdings PLC, Expires January, 2019, Exercise Price	(419,322)	(102)	(3,162)
Intel Corp., Expires January, 2019, Exercise Price	(1,149,785)	(245)	(9,065)
Kimberly-Clark Corp., Expires January, 2019, Exercise Price	(717,822)	(63)	(15,120)
Merck & Co., Inc., Expires January, 2019, Exercise Price	(649,485)	(85)	(4,165)
Pfizer, Inc., Expires January, 2019, Exercise Price	(646,020)	(148)	(5,476)
Welltower, Inc., Expires January, 2019, Exercise Price	(638,572)	(92)	(4,140)

TOTAL CALL OPTIONS WRITTEN (Premiums received $72,139)			(63,047)

TOTAL WRITTEN OPTIONS (Premiums received $72,139)			$(63,047)

(a)	Pledged security; a portion or all of the security is pledged as collateral for written options as of December 31, 2018.
Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 2)
COMMON STOCKS
Financials	15.96%	$6,689,611
Consumer Staples	15.57	6,530,319
Health Care	13.87	5,817,814
Energy	11.62	4,871,206
Industrials	8.98	3,768,812
Information Technology	8.82	3,699,144
Communication Services	6.55	2,749,034
Real Estate	5.83	2,445,354
Utilities	5.47	2,292,253
Materials	3.57	1,497,440
Consumer Discretionary	3.04	1,273,225
TOTAL COMMON STOCKS	99.28	41,634,212

TOTAL INVESTMENTS	99.28%	$41,634,212
Other Assets In Excess Of Liabilities	0.72	302,067
TOTAL NET ASSETS	100.00%	$41,936,279

CALL OPTIONS WRITTEN
Real Estate	(0.01)%	$(4,140)
Financials	(0.01)	(3,162)
Health Care	(0.02)	(9,641)
Information Technology	(0.02)	(9,065)
Energy	(0.02)	(8,234)
Utilities	(0.03)	(13,685)
Consumer Staples	(0.04)	(15,120)
TOTAL CALL OPTIONS WRITTEN	(0.15)	(63,047)

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
18	www.cullenfunds.com

Cullen Funds Trust	Statements of Assets and Liabilities
December 31, 2018 (Unaudited)

					Cullen
	Cullen				Emerging	Cullen
	International				Markets	Enhanced
	High	Cullen High	Cullen Small		High	Equity
	Dividend	Dividend	Cap Value	Cullen Value	Dividend	Income
	Fund	Equity Fund	Fund	Fund	Fund	Fund

ASSETS:
Investments, at value	$168,057,782	$1,452,624,249	$3,593,995	$31,156,662	$298,195,340	$41,634,212
Cash	2,439,822	–	408,889	3,510,772	8,311,705	262,529
Foreign currencies, at value (Cost $3,682,573, –, –, –, $2,028,773 and –, respectively)	3,680,086	–	–	–	2,034,598	–
Receivable for investments sold	–	21,957,070	–	–	1,016,920	34,101
Receivable for fund shares sold	3,843,025	13,907,917	65,644	26,916	2,285,324	4,642
Dividends receivable	1,795,649	4,269,042	730	56,410	798,598	118,747
Receivable due from Investment Advisor	–	–	27,404	8,840	–	5,096
Prepaid expenses and other assets	41,069	52,648	24,025	22,433	32,930	30,399
Total Assets	179,857,433	1,492,810,926	4,120,687	34,782,033	312,675,415	42,089,726
LIABILITIES:
Payable to custodian due to overdraft	–	5,957,902	–	–	–	–
Written options, at value (Premiums received –, –, –, –, – and $72,139, respectively)	–	–	–	–	–	63,047
Payable to Investment Advisor	118,109	907,608	–	–	232,863	–
Payable for investments purchased	851,826	–	315,501	–	517,975	–
Payable for shares redeemed	1,752,197	8,948,531	–	1,388	10,127,547	22,584
Distribution fees payable	3,838	83,444	123	408	4,518	4,788
Trustees' fees and expenses payable	20,329	20,329	20,329	20,329	20,329	20,329
Accrued expenses and other liabilities	95,193	200,817	31,740	33,302	229,283	42,699
Total Liabilities	2,841,492	16,118,631	367,693	55,427	11,132,515	153,447
NET ASSETS	$177,015,941	$1,476,692,295	$3,752,994	$34,726,606	$301,542,900	$41,936,279

NET ASSETS CONSIST OF
Paid-in capital	$203,652,730	$923,761,675	$3,662,266	$24,901,914	$352,784,265	$46,733,631
Total distributable earnings	(26,636,789)	552,930,620	90,728	9,824,692	(51,241,365)	(4,797,352)
NET ASSETS	$177,015,941	$1,476,692,295	$3,752,994	$34,726,606	$301,542,900	$41,936,279
INVESTMENTS, AT COST	$152,428,851	$905,750,803	$3,341,772	$22,258,794	$291,926,063	$45,319,411

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2018	19

Cullen Funds Trust	Statements of Assets and Liabilities
December 31, 2018 (Unaudited)

					Cullen
	Cullen				Emerging	Cullen
	International				Markets	Enhanced
	High	Cullen High	Cullen Small		High	Equity
	Dividend	Dividend	Cap Value	Cullen Value	Dividend	Income
	Fund	Equity Fund	Fund	Fund	Fund	Fund

PRICING OF SHARES

Retail:
Net Asset Value, offering and redemption price per share	$8.68	$15.27	$9.99	$14.64	$9.38	$9.47
Net Assets	$7,410,058	$161,942,599	$351,011	$693,019	$13,543,381	$1,673,386
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	853,864	10,607,002	35,151	47,322	1,444,031	176,733

Class C:
Net Asset Value, offering and redemption price per share	$8.66	$15.08	$9.19	$14.64	$9.27	$9.49
Net Assets	$2,514,360	$52,814,334	$51,451	$354,725	$1,911,376	$4,813,831
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	290,475	3,502,148	5,601	24,237	206,189	507,267

Class I:
Net Asset Value, offering and redemption price per share	$8.74	$15.28	$10.24	$14.64	$9.44	$9.52
Net Assets	$167,016,331	$1,260,387,692	$3,350,532	$33,678,862	$286,088,143	$35,449,062
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	19,099,690	82,510,868	327,131	2,300,766	30,296,689	3,724,159

Class R1:
Net Asset Value, offering and redemption price per share	$10.12	$12.98	N/A	N/A	N/A	N/A
Net Assets	$11,131	$397,584	N/A	N/A	N/A	N/A
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	1,100	30,629	N/A	N/A	N/A	N/A

Class R2:
Net Asset Value, offering and redemption price per share	$10.02	$13.18	N/A	N/A	N/A	N/A
Net Assets	$64,061	$1,150,086	N/A	N/A	N/A	N/A
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	6,395	87,278	N/A	N/A	N/A	N/A

See Notes to Financial Statements.
20	www.cullenfunds.com

Cullen Funds Trust	Statements of Operations
Six Months Ended December 31, 2018 (Unaudited)

					Cullen
	Cullen				Emerging	Cullen
	International				Markets	Enhanced
	High	Cullen High	Cullen Small		High	Equity
	Dividend	Dividend	Cap Value	Cullen Value	Dividend	Income
	Fund	Equity Fund	Fund	Fund	Fund	Fund
INVESTMENT INCOME
Dividends*	$3,498,858	$25,881,300	$16,535	$413,708	$8,983,962	$836,180
Total Investment Income	3,498,858	25,881,300	16,535	413,708	8,983,962	836,180
EXPENSES
Investment advisory fees (Note 6)	1,136,589	8,594,076	20,475	187,468	1,968,344	242,382
Administrative fees	41,737	229,317	4,538	8,881	65,258	11,976
Distribution fees (Note 7)
Retail	11,620	247,711	529	974	18,454	2,446
Class C	14,722	301,023	290	1,368	11,070	26,014
Class R1	29	993	N/A	N/A	N/A	N/A
Class R2	76	1,558	N/A	N/A	N/A	N/A
Shareholder services fees (Note 8)
Class R2	N/A	1,558	N/A	N/A	N/A	N/A
Registration and filing fees	36,304	41,058	22,684	21,989	27,760	23,656
Custody fees	41,555	34,186	28,064	28,201	165,478	32,943
Transfer agent fees	36,641	118,109	20,988	21,147	30,701	24,673
Legal fees	16,736	16,736	16,736	16,736	16,736	16,736
Professional fees	27,947	22,375	21,918	21,918	21,918	22,818
Shareholder reports	7,193	50,793	231	576	9,118	1,117
Trustees' fees	40,329	40,329	40,329	40,329	40,329	40,329
Other expenses	7,172	30,031	1,524	2,011	9,887	2,562
Total Expenses	1,418,650	9,729,853	178,306	351,598	2,385,053	447,652
Less expenses reimbursed from Investment Advisor (Note 6)
Retail	(10,630)	(315,800)	(16,140)	(4,382)	(14,537)	(9,527)
Class C	(3,354)	(96,064)	(2,230)	(1,530)	(2,188)	(25,600)
Class I	(243,485)	(2,322,073)	(138,657)	(202,772)	(373,354)	(202,387)
Class R1	N/A	(135)	N/A	N/A	N/A	N/A
Class R2	N/A	(1,983)	N/A	N/A	N/A	N/A
Net Expenses	1,161,181	6,993,798	21,279	142,914	1,994,974	210,138
Net Investment Income/(Loss)	2,337,677	18,887,502	(4,744)	270,794	6,988,988	626,042
Net realized gain/(loss) on:
Investments	(10,483,196)	47,620,993	(156,748)	1,235,238	(27,079,436)	97,448
Written options	–	–	–	–	–	693,151
Foreign currency related transactions	(142,287)	(1,613)	–	–	(99,284)	–
Total Net Realized Gain/(Loss)	(10,625,483)	47,619,380	(156,748)	1,235,238	(27,178,720)	790,599
Net change in unrealized appreciation/(depreciation) on:
Investments	(15,245,243)	(93,277,578)	(423,101)	(2,883,902)	(20,375,607)	(1,943,573)
Written options	–	–	–	–	–	(10,074)
Foreign currency related transactions	32,595	(11,224)	–	–	36,053	–
Total net change in unrealized appreciation/(depreciation)	(15,212,648)	(93,288,802)	(423,101)	(2,883,902)	(20,339,554)	(1,953,647)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(25,838,131)	(45,669,422)	(579,849)	(1,648,664)	(47,518,274)	(1,163,048)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(23,500,454)	$(26,781,920)	$(584,593)	$(1,377,870)	$(40,529,286)	$(537,006)
*Foreign taxes withheld on dividends	$243,114	$283,899	$–	$2,229	$895,778	$4,143

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2018	21

Cullen Funds Trust	Statements of Changes in Net Assets

	Cullen International High Dividend Fund			Cullen High Dividend Equity Fund
	Six Months Ended			Six Months Ended
	December 31, 2018	Year Ended		December 31, 2018	Year Ended
	(Unaudited)	June 30, 2018		(Unaudited)	June 30, 2018
OPERATIONS
Net investment income	$2,337,677	$6,986,264		$18,887,502	$40,039,571
Net realized gain/(loss)	(10,625,483)	1,146,821		47,619,380	170,477,143
Net change in unrealized depreciation	(15,212,648)	(12,193,112)		(93,288,802)	(120,911,703)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(23,500,454)	(4,060,027)		(26,781,920)	89,605,011
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings
Retail	(159,606)	(511,930	)(a)	(20,154,615)	(23,381,907	)(b)
Class C	(39,544)	(56,009	)(c)	(6,299,387)	(6,923,971	)(d)
Class I	(3,883,933)	(6,314,206	)(e)	(159,201,938)	(148,306,960	)(f)
Class R1	(143)	(982	)(g)	(52,050)	(48,005	)(h)
Class R2	(820)	(2,199	)(i)	(154,637)	(151,538	)(j)
Net Decrease in Net Assets from Distributions	(4,084,046)	(6,885,326)		(185,862,627)	(178,812,381)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail	1,435,204	3,213,208		7,105,717	16,687,745
Class C	122,627	951,828		2,670,864	3,295,329
Class I	22,050,967	100,382,650		140,092,953	294,091,447
Class R1	1,181	5,009		36,147	40,838
Class R2	16,060	4,185		79,175	102,115
Dividends reinvested
Retail	156,403	505,605		19,630,395	22,887,873
Class C	35,635	46,065		6,148,483	6,695,165
Class I	2,472,690	3,954,563		125,267,267	103,588,356
Class R1	143	982		52,050	48,005
Class R2	820	2,199		154,637	151,537
Shares redeemed
Retail	(2,801,359)	(35,297,145)		(45,344,791)	(166,491,258)
Class C	(322,903)	(721,282)		(10,930,169)	(31,552,469)
Class I	(65,791,782)	(53,412,664)		(249,586,919)	(299,640,635)
Class R1	(1)	(61,134)		(3,072)	(182,813)
Class R2	(6,904)	(64,280)		(82,950)	(2,605,994)
Redemption fees
Retail	–	32		101	1,021
Class C	–	128		–	4
Class I	139	179		1,932	417
Class R1	–	–		1	–
Class R2	–	–		1	6
Net Increase/(Decrease) in Net Assets Derived from Capital Share Transactions	(42,631,080)	19,510,128		(4,708,178)	(52,883,311)
Net Increase/(Decrease) in Net Assets	(70,215,580)	8,564,775		(217,352,725)	(142,090,681)
NET ASSETS
Beginning of period	247,231,521	238,666,746		1,694,045,020	1,836,135,701
End of period	$177,015,941	$247,231,521	(k)	$1,476,692,295	$1,694,045,020

See Notes to Financial Statements.
22	www.cullenfunds.com

Cullen Funds Trust	Statements of Changes in Net Assets

(a)	For the year ended June 30, 2018, total distributions from distributable earnings consisted of distributions from net investment income of $511,930 and realized gain of $–.
(b)	For the year ended June 30, 2018, total distributions from distributable earnings consisted of distributions from net investment income of $4,927,369 and realized gain of $18,454,538.
(c)	For the year ended June 30, 2018, total distributions from distributable earnings consisted of distributions from net investment income of $56,009 and realized gain of $–.
(d)	For the year ended June 30, 2018, total distributions from distributable earnings consisted of distributions from net investment income of $1,052,736 and realized gain of $5,871,235.
(e)	For the year ended June 30, 2018, total distributions from distributable earnings consisted of distributions from net investment income of $6,314,206 and realized gain of $–.
(f)	For the year ended June 30, 2018, total distributions from distributable earnings consisted of distributions from net investment income of $33,221,409 and realized gain of $115,085,551.
(g)	For the year ended June 30, 2018, total distributions from distributable earnings consisted of distributions from net investment income of $982 and realized gain of $–.
(h)	For the year ended June 30, 2018, total distributions from distributable earnings consisted of distributions from net investment income of $8,403 and realized gain of $39,602.
(i)	For the year ended June 30, 2018, total distributions from distributable earnings consisted of distributions from net investment income of $2,199 and realized gain of $–.
(j)	For the year ended June 30, 2018, total distributions from distributable earnings consisted of distributions from net investment income of $29,419 and realized gain of $122,119.
(k)	For the year ended June 30, 2018, net assets included accumulated net investment income of $1,056,863.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2018	23

Cullen Funds Trust	Statements of Changes in Net Assets

	Cullen Small Cap Value Fund			Cullen Value Fund
	Six Months Ended			Six Months Ended
	December 31, 2018	Year Ended		December 31, 2018	Year Ended
	(Unaudited)	June 30, 2018		(Unaudited)	June 30, 2018
OPERATIONS
Net investment income/(loss)	$(4,744)	$(14,084)		$270,794	$516,466
Net realized gain/(loss)	(156,748)	301,162		1,235,238	446,328
Net change in unrealized appreciation/(depreciation)	(423,101)	4,075		(2,883,902)	1,625,574
Net Increase/(Decrease) in Net Assets Resulting from Operations	(584,593)	291,153		(1,377,870)	2,588,368
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings
Retail	(20,320)	(83,878	)(a)	(5,370)	(47,328	)(b)
Class C	(3,212)	(9,966	)(c)	(813)	(30,889	)(d)
Class I	(185,126)	(581,573	)(e)	(291,712)	(2,482,784	)(f)
Net Decrease in Net Assets from Distributions	(208,658)	(675,417)		(297,895)	(2,561,001)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail	4,176	83,051		263,476	203,045
Class C	4,900	–		163,079	21,384
Class I	189,515	291,946		414,593	4,235,716
Dividends reinvested
Retail	19,312	80,543		5,345	47,061
Class C	3,212	9,966		343	22,848
Class I	185,126	581,573		291,712	2,482,784
Shares redeemed
Retail	(32,996)	(141,950)		(151,317)	(218,173)
Class C	–	(13,070)		–	(292,253)
Class I	(6,024)	(178,584)		(627,352)	(3,494,516)
Redemption fees
Retail	–	–		–	–
Class C	–	–		–	–
Class I	–	–		–	–
Net Increase in Net Assets Derived from Capital Share Transactions	367,221	713,475		359,879	3,007,896
Net Increase/(Decrease) in Net Assets	(426,030)	329,211		(1,315,886)	3,035,263
NET ASSETS
Beginning of period	4,179,024	3,849,813		36,042,492	33,007,229
End of period	$3,752,994	$4,179,024		$34,726,606	$36,042,492	(g)

(a)	For the year ended June 30, 2018, total distributions from distributable earnings consisted of distributions from net investment income of $– and realized gain of $83,878.
(b)	For the year ended June 30, 2018, total distributions from distributable earnings consisted of distributions from net investment income of $– and realized gain of $9,966.
(c)	For the year ended June 30, 2018, total distributions from distributable earnings consisted of distributions from net investment income of $– and realized gain of $581,573.
(d)	For the year ended June 30, 2018, total distributions from distributable earnings consisted of distributions from net investment income of $8,006 and realized gain of $39,322.
(e)	For the year ended June 30, 2018, total distributions from distributable earnings consisted of distributions from net investment income of $1,921 and realized gain of $28,968.
(f)	For the year ended June 30, 2018, total distributions from distributable earnings consisted of distributions from net investment income of $493,101 and realized gain of $1,989,683.
(g)	For the year ended June 30, 2018, net assets included accumulated net investment income of $27,845.

See Notes to Financial Statements.
24	www.cullenfunds.com

Cullen Funds Trust	Statements of Changes in Net Assets

	Cullen Emerging Markets High Dividend Fund			Cullen Enhanced Equity Income Fund
	Six Months Ended			Six Months Ended
	December 31, 2018	Year Ended		December 31, 2018	Year Ended
	(Unaudited)	June 30, 2018		(Unaudited)	June 30, 2018
OPERATIONS
Net investment income	$6,988,988	$12,169,376		$626,042	$869,778
Net realized gain/(loss)	(27,178,720)	12,239,607		790,599	564,385
Net change in unrealized depreciation	(20,339,554)	(22,899,839)		(1,953,647)	(2,014,819)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(40,529,286)	1,509,144		(537,006)	(580,656)
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings
Retail	(244,581)	(586,670	)(a)	(53,165)	(195,055	)(b)
Class C	(32,899)	(77,535	)(c)	(128,596)	(347,997	)(d)
Class I	(6,600,001)	(13,293,832	)(e)	(1,178,212)	(2,276,042	)(f)
Net Decrease in Net Assets from Distributions	(6,877,481)	(13,958,037)		(1,359,973)	(2,819,094)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail	5,499,237	5,339,790		98,337	1,812,646
Class C	61,200	568,997		933,486	3,463,186
Class I	85,543,864	158,380,339		6,154,641	26,011,578
Dividends reinvested
Retail	229,024	549,066		51,373	180,631
Class C	32,899	77,535		59,715	163,744
Class I	5,788,231	11,984,519		933,955	1,755,760
Shares redeemed
Retail	(5,243,044)	(7,836,573)		(479,895)	(1,629,771)
Class C	(332,778)	(1,226,584)		(901,022)	(791,840)
Class I	(152,918,080)	(69,565,246)		(9,717,148)	(5,418,192)
Redemption fees
Retail	–	368		–	–
Class C	–	–		–	–
Class I	753	625		–	122
Net Increase/(Decrease) in Net Assets Derived from Capital Share Transactions	(61,338,694)	98,272,836		(2,866,558)	25,547,864
Net Increase/(Decrease) in Net Assets	(108,745,461)	85,823,943		(4,763,537)	22,148,114
NET ASSETS
Beginning of period	410,288,361	324,464,418		46,699,816	24,551,702
End of period	$301,542,900	$410,288,361	(g)	$41,936,279	$46,699,816

(a)	For the year ended June 30, 2018, total distributions from distributable earnings consisted of distributions from net investment income of $586,670 and realized gain of $–.
(b)	For the year ended June 30, 2018, total distributions from distributable earnings consisted of distributions from net investment income of $56,335 and realized gain of $138,720.
(c)	For the year ended June 30, 2018, total distributions from distributable earnings consisted of distributions from net investment income of $77,535 and realized gain of $–.
(d)	For the year ended June 30, 2018, total distributions from distributable earnings consisted of distributions from net investment income of $93,768 and realized gain of $254,229.
(e)	For the year ended June 30, 2018, total distributions from distributable earnings consisted of distributions from net investment income of $13,293,832 and realized gain of $–.
(f)	For the year ended June 30, 2018, total distributions from distributable earnings consisted of distributions from net investment income of $715,654 and realized gain of $1,560,388.
(g)	For the year ended June 30, 2018, net assets included accumulated net investment loss of $1,464,215.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2018	25

Cullen Funds Trust

			Net Realized
			and		Distributions
	Net Asset Value		Unrealized	Total from	from
	Beginning of	Net Investment	Gain/(Loss)	Investment	Net Investment	Total	Net Asset Value
Year or Period End	Period	Income/(Loss)(a)	on Investments	Operations	Income	Distributions	End of Period

Cullen International High Dividend Fund
Retail
12/31/2018(d)	$9.88	0.09	(1.13)	(1.04)	(0.16)	(0.16)	$8.68
6/30/2018	$10.30	0.20	(0.36)	(0.16)	(0.26)	(0.26)	$9.88
6/30/2017	$9.37	0.26	0.92	1.18	(0.25)	(0.25)	$10.30
6/30/2016	$10.22	0.22	(0.85)	(0.63)	(0.22)	(0.22)	$9.37
6/30/2015	$11.45	0.26	(1.21)	(0.95)	(0.28)	(0.28)	$10.22
6/30/2014	$10.04	0.45	1.40	1.85	(0.44)	(0.44)	$11.45
Class C
12/31/2018(d)	$9.85	0.05	(1.11)	(1.06)	(0.13)	(0.13)	$8.66
6/30/2018	$10.27	0.18	(0.41)	(0.23)	(0.19)	(0.19)	$9.85
6/30/2017	$9.34	0.17	0.93	1.10	(0.17)	(0.17)	$10.27
6/30/2016	$10.19	0.16	(0.85)	(0.69)	(0.16)	(0.16)	$9.34
6/30/2015	$11.42	0.19	(1.22)	(1.03)	(0.20)	(0.20)	$10.19
6/30/2014	$10.02	0.37	1.39	1.76	(0.36)	(0.36)	$11.42
Class I
12/31/2018(d)	$9.95	0.10	(1.13)	(1.03)	(0.18)	(0.18)	$8.74
6/30/2018	$10.37	0.30	(0.43)	(0.13)	(0.29)	(0.29)	$9.95
6/30/2017	$9.43	0.27	0.94	1.21	(0.27)	(0.27)	$10.37
6/30/2016	$10.29	0.25	(0.86)	(0.61)	(0.25)	(0.25)	$9.43
6/30/2015	$11.52	0.28	(1.20)	(0.92)	(0.31)	(0.31)	$10.29
6/30/2014	$10.10	0.50	1.39	1.89	(0.47)	(0.47)	$11.52
Class R1
12/31/2018(d)	$11.49	0.07	(1.30)	(1.23)	(0.14)	(0.14)	$10.12
6/30/2018	$11.90	0.18	(0.41)	(0.23)	(0.18)	(0.18)	$11.49
6/30/2017	$10.79	0.24	1.06	1.30	(0.19)	(0.19)	$11.90
6/30/2016	$11.72	0.19	(0.95)	(0.76)	(0.17)	(0.17)	$10.79
6/30/2015	$13.09	0.25	(1.39)	(1.14)	(0.23)	(0.23)	$11.72
6/30/2014	$11.43	0.46	1.58	2.04	(0.38)	(0.38)	$13.09
Class R2
12/31/2018(d)	$11.38	0.09	(1.30)	(1.21)	(0.15)	(0.15)	$10.02
6/30/2018	$11.82	0.24	(0.45)	(0.21)	(0.23)	(0.23)	$11.38
6/30/2017	$10.71	0.26	1.07	1.33	(0.22)	(0.22)	$11.82
6/30/2016	$11.64	0.25	(0.98)	(0.73)	(0.20)	(0.20)	$10.71
6/30/2015	$13.01	0.29	(1.40)	(1.11)	(0.26)	(0.26)	$11.64
6/30/2014	$11.35	0.49	1.58	2.07	(0.41)	(0.41)	$13.01

(a)	Average share method used.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.
(c)	Expense ratios after reimbursements do not reflect acquired fund fees and expenses.
(d)	Six months ended December 31, 2018 (unaudited).
(e)	Annualized.
(f)	Not Annualized.

See Notes to Financial Statements.
26	www.cullenfunds.com

Financial Highlights
For a Share Outstanding Throughout Periods Presented

						Ratio of Net		Ratio of Net
		Ratio of		Ratio of		Investment		Investment
		Expenses Before		Expenses After		Income/(Loss) to		Income/(Loss) to
	Net Assets,	Reimbursements		Reimbursements		Average Net Assets		Average Net		Portfolio
	End of Period	to Average		to Average		before		Assets after		Turnover
Total Return(b)	(000)	Net Assets		Net Assets(c)		Reimbursements		Reimbursements		Rate

(10.65%)	$7,410	1.48	%(e)	1.25	%(e)	1.63	%(e)	1.86	%(e)	18	%(f)
(1.60%)	$9,761	1.46%		1.25%		1.68%		1.89%		31%
12.72%	$41,377	1.48%		1.25%		2.43%		2.66%		41%
(6.09%)	$34,175	1.44%		1.25%		2.10%		2.29%		38%
(8.34%)	$56,893	1.39%		1.25%		2.31%		2.45%		44%
18.62%	$65,198	1.38%		1.25%		3.99%		4.12%		45%

(10.93%)	$2,514	2.23	%(e)	2.00	%(e)	0.85	%(e)	1.08	%(e)	18	%(f)
(2.34%)	$3,047	2.21%		2.00%		1.55%		1.76%		31%
11.90%	$2,902	2.22%		2.00%		1.59%		1.82%		41%
(6.79%)	$3,218	2.19%		2.00%		1.45%		1.64%		38%
(9.02%)	$3,956	2.15%		2.00%		1.63%		1.78%		44%
17.70%	$3,799	2.13%		2.00%		3.30%		3.43%		45%

(10.55%)	$167,016	1.23	%(e)	1.00	%(e)	1.86	%(e)	2.09	%(e)	18	%(f)
(1.34%)	$234,350	1.22%		1.00%		2.60%		2.82%		31%
13.02%	$194,201	1.22%		1.00%		2.53%		2.75%		41%
(5.90%)	$194,432	1.19%		1.00%		2.41%		2.61%		38%
(8.04%)	$244,026	1.14%		1.00%		2.47%		2.61%		44%
18.89%	$388,934	1.13%		1.00%		4.40%		4.53%		45%

(10.85%)	$11	1.73	%(e)	1.73	%(e)	1.34	%(e)	1.34	%(e)	18	%(f)
(2.03%)	$11	1.71%		1.71%		1.52%		1.52%		31%
12.17%	$66	1.72%		1.72%		2.12%		2.12%		41%
(6.45%)	$59	1.69%		1.69%		1.72%		1.72%		38%
(8.73%)	$101	1.64%		1.64%		2.09%		2.09%		44%
17.95%	$110	1.83%		1.75%		3.57%		3.65%		45%

(10.75%)	$64	1.48	%(e)	1.48	%(e)	1.58	%(e)	1.58	%(e)	18	%(f)
(1.80%)	$62	1.46%		1.46%		1.97%		1.97%		31%
12.52%	$121	1.47%		1.47%		2.35%		2.35%		41%
(6.23%)	$165	1.44%		1.44%		2.28%		2.28%		38%
(8.53%)	$181	1.40%		1.40%		2.43%		2.43%		44%
18.37%	$86	1.58%		1.50%		3.85%		3.93%		45%

Semi-Annual Report | December 31, 2018	27

Cullen Funds Trust

			Net Realized
			and		Distributions	Distributions
	Net Asset Value		Unrealized	Total from	from	from Net
	Beginning of	Net Investment	Gain/(Loss)	Investment	Net Investment	Realized	Total	Net Asset Value
Year or Period End	Period	Income/(Loss)(a)	on Investments	Operations	Income	Capital Gains	Distributions	End of Period

Cullen High Dividend Equity Fund
Retail
12/31/2018(d)	$17.68	0.19	(0.56)	(0.37)	(0.18)	(1.86)	(2.04)	$15.27
6/30/2018	$18.61	0.38	0.52	0.90	(0.37)	(1.46)	(1.83)	$17.68
6/30/2017	$17.56	0.40	1.53	1.93	(0.41)	(0.47)	(0.88)	$18.61
6/30/2016	$16.64	0.40	1.38	1.78	(0.41)	(0.45)	(0.86)	$17.56
6/30/2015	$17.58	0.37	(0.35)	0.02	(0.39)	(0.57)	(0.96)	$16.64
6/30/2014	$15.28	0.65	2.31	2.96	(0.66)	–	(0.66)	$17.58
Class C
12/31/2018(d)	$17.50	0.11	(0.55)	(0.44)	(0.12)	(1.86)	(1.98)	$15.08
6/30/2018	$18.46	0.24	0.52	0.76	(0.26)	(1.46)	(1.72)	$17.50
6/30/2017	$17.44	0.27	1.51	1.78	(0.29)	(0.47)	(0.76)	$18.46
6/30/2016	$16.53	0.28	1.37	1.65	(0.29)	(0.45)	(0.74)	$17.44
6/30/2015	$17.51	0.24	(0.37)	(0.13)	(0.28)	(0.57)	(0.85)	$16.53
6/30/2014	$15.22	0.53	2.31	2.84	(0.55)	–	(0.55)	$17.51
Class I
12/31/2018(d)	$17.69	0.21	(0.56)	(0.35)	(0.20)	(1.86)	(2.06)	$15.28
6/30/2018	$18.62	0.43	0.52	0.95	(0.42)	(1.46)	(1.88)	$17.69
6/30/2017	$17.57	0.45	1.52	1.97	(0.45)	(0.47)	(0.92)	$18.62
6/30/2016	$16.64	0.45	1.38	1.83	(0.45)	(0.45)	(0.90)	$17.57
6/30/2015	$17.59	0.41	(0.36)	0.05	(0.43)	(0.57)	(1.00)	$16.64
6/30/2014	$15.28	0.69	2.32	3.01	(0.70)	–	(0.70)	$17.59
Class R1
12/31/2018(d)	$15.35	0.12	(0.49)	(0.37)	(0.14)	(1.86)	(2.00)	$12.98
6/30/2018	$16.39	0.25	0.47	0.72	(0.30)	(1.46)	(1.76)	$15.35
6/30/2017	$15.57	0.30	1.32	1.62	(0.33)	(0.47)	(0.80)	$16.39
6/30/2016	$14.84	0.28	1.23	1.51	(0.33)	(0.45)	(0.78)	$15.57
6/30/2015	$15.80	0.26	(0.33)	(0.07)	(0.32)	(0.57)	(0.89)	$14.84
6/30/2014	$13.79	0.52	2.08	2.60	(0.59)	–	(0.59)	$15.80
Class R2
12/31/2018(d)	$15.55	0.14	(0.49)	(0.35)	(0.16)	(1.86)	(2.02)	$13.18
6/30/2018	$16.57	0.27	0.50	0.77	(0.33)	(1.46)	(1.79)	$15.55
6/30/2017	$15.73	0.32	1.35	1.67	(0.36)	(0.47)	(0.83)	$16.57
6/30/2016	$14.98	0.33	1.24	1.57	(0.37)	(0.45)	(0.82)	$15.73
6/30/2015	$15.93	0.30	(0.33)	(0.03)	(0.35)	(0.57)	(0.92)	$14.98
6/30/2014	$13.94	0.65	1.97	2.62	(0.63)	–	(0.63)	$15.93

(a)	Average share method used.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.
(c)	Expense ratios after reimbursements do not reflect acquired fund fees and expenses.
(d)	Six months ended December 31, 2018 (unaudited).
(e)	Annualized.
(f)	Not Annualized.

See Notes to Financial Statements.
28	www.cullenfunds.com

Financial Highlights
For a Share Outstanding Throughout Periods Presented

						Ratio of Net		Ratio of Net
		Ratio of		Ratio of		Investment		Investment
		Expenses Before		Expenses After		Income/(Loss) to		Income/(Loss) to
	Net Assets,	Reimbursements		Reimbursements		Average Net Assets		Average Net		Portfolio
	End of Period	to Average		to Average		before		Assets after		Turnover
Total Return(b)	(000)	Net Assets		Net Assets(c)		Reimbursements		Reimbursements		Rate

(2.03%)	$161,943	1.32	%(e)	1.00	%(e)	1.71	%(e)	2.03	%(e)	31	%(f)
4.61%	$203,509	1.32%		1.00%		1.69%		2.01%		16%
11.35%	$339,568	1.32%		1.00%		1.93%		2.24%		20%
11.03%	$336,775	1.32%		1.00%		2.10%		2.42%		12%
(0.11%)	$409,564	1.32%		1.00%		1.80%		2.11%		10%
19.76%	$521,226	1.31%		1.00%		3.67%		3.99%		6%

(2.43%)	$52,814	2.07	%(e)	1.75	%(e)	0.94	%(e)	1.26	%(e)	31	%(f)
3.85%	$62,291	2.07%		1.75%		0.95%		1.27%		16%
10.51%	$87,142	2.07%		1.75%		1.18%		1.50%		20%
10.28%	$94,658	2.07%		1.75%		1.37%		1.69%		12%
(0.93%)	$91,504	2.07%		1.75%		1.06%		1.38%		10%
18.97%	$90,783	2.06%		1.75%		2.96%		3.27%		6%

(1.89%)	$1,260,388	1.07	%(e)	0.75	%(e)	1.94	%(e)	2.26	%(e)	31	%(f)
4.87%	$1,426,692	1.07%		0.75%		1.96%		2.28%		16%
11.63%	$1,405,326	1.07%		0.75%		2.18%		2.50%		20%
11.37%	$1,504,654	1.07%		0.75%		2.37%		2.69%		12%
0.06%	$1,635,821	1.07%		0.75%		2.05%		2.37%		10%
20.13%	$1,906,742	1.06%		0.75%		3.90%		4.21%		6%

(2.31%)	$398	1.57	%(e)	1.50	%(e)	1.44	%(e)	1.51	%(e)	31	%(f)
4.09%	$374	1.57%		1.50%		1.46%		1.53%		16%
10.81%	$496	1.57%		1.50%		1.85%		1.92%		20%
10.53%	$2,981	1.57%		1.50%		1.83%		1.90%		12%
(0.67%)	$4,552	1.57%		1.50%		1.56%		1.63%		10%
19.24%	$4,921	1.76%		1.50%		3.28%		3.54%		6%

(2.17%)	$1,150	1.57	%(e)	1.25	%(e)	1.45	%(e)	1.77	%(e)	31	%(f)
4.38%	$1,179	1.57%		1.25%		1.29%		1.61%		16%
11.04%	$3,604	1.57%		1.25%		1.67%		1.98%		20%
10.84%	$3,664	1.57%		1.25%		1.88%		2.20%		12%
(0.41%)	$3,365	1.32%		1.25%		1.83%		1.90%		10%
19.16%	$3,237	1.50%		1.25%		4.10%		4.36%		6%

Semi-Annual Report | December 31, 2018	29

Cullen Funds Trust

				Net Realized
				and		Distributions		Distributions
	Net Asset Value			Unrealized	Total from	from		from Net
	Beginning of	Net Investment		Gain/(Loss)	Investment	Net Investment		Realized	Total	Net Asset Value
Year or Period End	Period	Income/(Loss)(a)		on Investments	Operations	Income		Capital Gains	Distributions	End of Period

Cullen Small Cap Value Fund
Retail
12/31/2018(d)	$12.35	(0.03)		(1.72)	(1.75)	–		(0.61)	(0.61)	$9.99
6/30/2018	$13.88	(0.07)		0.98	0.91	–		(2.44)	(2.44)	$12.35
6/30/2017	$11.56	(0.04)		2.44	2.40	(0.00	)(g)	(0.08)	(0.08)	$13.88
6/30/2016	$14.15	(0.01)		(2.26)	(2.27)	–		(0.32)	(0.32)	$11.56
6/30/2015	$17.37	(0.04)		(1.14)	(1.18)	–		(2.04)	(2.04)	$14.15
6/30/2014	$14.69	(0.07)		2.98	2.91	–		(0.23)	(0.23)	$17.37
Class C
12/31/2018(d)	$11.46	(0.07)		(1.59)	(1.66)	–		(0.61)	(0.61)	$9.19
6/30/2018	$13.14	(0.16)		0.92	0.76	–		(2.44)	(2.44)	$11.46
6/30/2017	$11.03	(0.14)		2.33	2.19	–		(0.08)	(0.08)	$13.14
6/30/2016	$13.62	(0.10)		(2.17)	(2.27)	–		(0.32)	(0.32)	$11.03
6/30/2015	$16.91	(0.14)		(1.11)	(1.25)	–		(2.04)	(2.04)	$13.62
6/30/2014	$14.41	(0.19)		2.92	2.73	–		(0.23)	(0.23)	$16.91
Class I
12/31/2018(d)	$12.63	(0.01)		(1.77)	(1.78)	–		(0.61)	(0.61)	$10.24
6/30/2018	$14.11	(0.04)		1.00	0.96	–		(2.44)	(2.44)	$12.63
6/30/2017	$11.73	(0.01)		2.48	2.47	(0.01)		(0.08)	(0.09)	$14.11
6/30/2016	$14.32	0.02		(2.29)	(2.27)	–		(0.32)	(0.32)	$11.73
6/30/2015	$17.54	(0.00	)(g)	(1.18)	(1.18)	–		(2.04)	(2.04)	$14.32
6/30/2014	$14.80	(0.03)		3.00	2.97	–		(0.23)	(0.23)	$17.54
Cullen Value Fund
Retail
12/31/2018(d)	$15.35	0.10		(0.70)	(0.60)	(0.11)		–	(0.11)	$14.64
6/30/2018	$15.30	0.20		1.03	1.23	(0.19)		(0.99)	(1.18)	$15.35
6/30/2017	$13.46	0.20		1.96	2.16	(0.22)		(0.10)	(0.32)	$15.30
6/30/2016	$13.82	0.13		0.11	0.24	(0.57)		(0.03)	(0.60)	$13.46
6/30/2015	$13.87	0.15		(0.04)	0.11	(0.16)		–	(0.16)	$13.82
6/30/2014	$11.26	0.14		2.78	2.92	(0.13)		(0.18)	(0.31)	$13.87
Class C
12/31/2018(d)	$15.34	0.04		(0.69)	(0.65)	(0.05)		–	(0.05)	$14.64
6/30/2018	$15.28	0.09		1.04	1.13	(0.08)		(0.99)	(1.07)	$15.34
6/30/2017	$13.44	0.09		1.95	2.04	(0.10)		(0.10)	(0.20)	$15.28
6/30/2016	$13.79	0.03		0.12	0.15	(0.47)		(0.03)	(0.50)	$13.44
6/30/2015	$13.86	0.05		(0.07)	(0.02)	(0.05)		–	(0.05)	$13.79
6/30/2014	$11.25	0.04		2.79	2.83	(0.04)		(0.18)	(0.22)	$13.86
Class I
12/31/2018(d)	$15.34	0.12		(0.69)	(0.57)	(0.13)		–	(0.13)	$14.64
6/30/2018	$15.29	0.24		1.03	1.27	(0.23)		(0.99)	(1.22)	$15.34
6/30/2017	$13.44	0.24		1.96	2.20	(0.25)		(0.10)	(0.35)	$15.29
6/30/2016	$13.80	0.16		0.11	0.27	(0.60)		(0.03)	(0.63)	$13.44
6/30/2015	$13.87	0.18		(0.06)	0.12	(0.19)		–	(0.19)	$13.80
6/30/2014	$11.26	0.17		2.79	2.96	(0.17)		(0.18)	(0.35)	$13.87

See Notes to Financial Statements.
30	www.cullenfunds.com

Financial Highlights
For a Share Outstanding Throughout Periods Presented

						Ratio of Net		Ratio of Net
		Ratio of		Ratio of		Investment		Investment
		Expenses Before		Expenses After		Income/(Loss) to		Income/(Loss) to
	Net Assets,	Reimbursements		Reimbursements		Average Net Assets		Average Net		Portfolio
	End of Period	to Average		to Average		before		Assets after		Turnover
Total Return(b)	(000)	Net Assets		Net Assets(c)		Reimbursements		Reimbursements		Rate

(14.07%)	$351	8.89	%(e)	1.25	%(e)	(8.08	%)(e)	(0.44	%)(e)	77	%(f)
7.38%	$440	8.02%		1.25%		(7.34%)		(0.57%)		34%
20.81%	$471	6.05%		1.25%		(5.10%)		(0.30%)		85%
(16.15%)	$863	5.53%		1.25%		(4.37%)		(0.10%)		42%
(5.88%)	$1,094	4.33%		1.25%		(3.31%)		(0.23%)		37%
19.79%	$2,487	3.55%		1.25%		(2.72%)		(0.42%)		27%

(14.38%)	$51	9.69	%(e)	2.00	%(e)	(8.88	%)(e)	(1.19	%)(e)	77	%(f)
6.56%	$55	8.79%		2.00%		(8.11%)		(1.32%)		34%
19.89%	$65	6.94%		2.00%		(6.02%)		(1.09%)		85%
(16.79%)	$75	6.29%		2.00%		(5.13%)		(0.84%)		42%
(6.49%)	$87	5.24%		2.00%		(4.25%)		(1.00%)		37%
18.92%	$117	4.29%		2.00%		(3.46%)		(1.16%)		27%

(13.99%)	$3,351	8.68	%(e)	1.00	%(e)	(7.87	%)(e)	(0.19	%)(e)	77	%(f)
7.62%	$3,684	7.81%		1.00%		(7.13%)		(0.32%)		34%
21.11%	$3,314	5.88%		1.00%		(4.96%)		(0.08%)		85%
(15.96%)	$4,686	5.28%		1.00%		(4.13%)		0.15%		42%
(5.79%)	$5,621	4.26%		1.00%		(3.28%)		(0.02%)		37%
20.05%	$7,126	3.27%		1.00%		(2.43%)		(0.16%)		27%

(3.93%)	$693	2.12	%(e)	1.00	%(e)	0.08	%(e)	1.20	%(e)	1	%(f)
7.97%	$626	2.04%		1.00%		0.24%		1.28%		2%
16.19%	$595	1.99%		1.00%		0.43%		1.42%		18%
2.02%	$814	2.19%		1.00%		(0.20%)		0.99%		3%
0.77%	$914	2.10%		1.00%		(0.04%)		1.06%		11%
26.17%	$1,051	1.98%		1.00%		0.11%		1.09%		8%

(4.27%)	$355	2.86	%(e)	1.75	%(e)	(0.66	%)(e)	0.45	%(e)	1	%(f)
7.25%	$203	2.78%		1.75%		(0.49%)		0.54%		2%
15.30%	$445	2.74%		1.75%		(0.33%)		0.66%		18%
1.29%	$401	2.96%		1.75%		(0.97%)		0.24%		3%
(0.12%)	$322	2.86%		1.75%		(0.77%)		0.34%		11%
25.31%	$267	2.86%		1.75%		(0.75%)		0.35%		8%

(3.77%)	$33,679	1.86	%(e)	0.75	%(e)	0.34	%(e)	1.45	%(e)	1	%(f)
8.25%	$35,213	1.80%		0.75%		0.47%		1.52%		2%
16.53%	$31,968	1.74%		0.75%		0.68%		1.67%		18%
2.25%	$29,327	1.95%		0.75%		0.04%		1.24%		3%
0.88%	$28,296	1.86%		0.75%		0.23%		1.34%		11%
26.53%	$27,373	1.84%		0.75%		0.26%		1.35%		8%

Semi-Annual Report | December 31, 2018	31

Cullen Funds Trust

(a)	Average share method used.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.
(c)	Expense ratios after reimbursements do not reflect acquired fund fees and expenses.
(d)	Six months ended December 31, 2018 (unaudited).
(e)	Annualized.
(f)	Not Annualized.
(g)	Less than $0.01.

See Notes to Financial Statements.
32	www.cullenfunds.com

Page Intentionally Left Blank

Cullen Funds Trust

			Net Realized
			and		Distributions	Distributions
	Net Asset Value		Unrealized	Total from	from	from Net
	Beginning of	Net Investment	Gain/(Loss)	Investment	Net Investment	Realized	Total	Net Asset Value
Year or Period End	Period	Income/(Loss)(a)	on Investments	Operations	Income	Capital Gains	Distributions	End of Period

Cullen Emerging Markets High Dividend Fund
Retail
12/31/2018(d)	$10.55	0.16	(1.16)	(1.00)	(0.17)	–	(0.17)	$9.38
6/30/2018	$10.67	0.33	(0.05)	0.28	(0.40)	–	(0.40)	$10.55
6/30/2017	$9.44	0.29	1.28	1.57	(0.34)	–	(0.34)	$10.67
6/30/2016	$10.87	0.28	(1.32)	(1.04)	(0.39)	–	(0.39)	$9.44
6/30/2015	$11.57	0.22	(0.60)	(0.38)	(0.32)	–	(0.32)	$10.87
6/30/2014	$10.55	0.24	1.00	1.24	(0.22)	–	(0.22)	$11.57
Class C
12/31/2018(d)	$10.45	0.13	(1.16)	(1.03)	(0.15)	–	(0.15)	$9.27
6/30/2018	$10.57	0.24	(0.05)	0.19	(0.31)	–	(0.31)	$10.45
6/30/2017	$9.37	0.19	1.29	1.48	(0.28)	–	(0.28)	$10.57
6/30/2016	$10.80	0.20	(1.30)	(1.10)	(0.33)	–	(0.33)	$9.37
6/30/2015	$11.51	0.15	(0.60)	(0.45)	(0.26)	–	(0.26)	$10.80
6/30/2014	$10.52	0.15	0.99	1.14	(0.15)	–	(0.15)	$11.51
Class I
12/31/2018(d)	$10.61	0.18	(1.18)	(1.00)	(0.17)	–	(0.17)	$9.44
6/30/2018	$10.73	0.37	(0.07)	0.30	(0.42)	–	(0.42)	$10.61
6/30/2017	$9.50	0.32	1.27	1.59	(0.36)	–	(0.36)	$10.73
6/30/2016	$10.91	0.31	(1.31)	(1.00)	(0.41)	–	(0.41)	$9.50
6/30/2015	$11.60	0.27	(0.62)	(0.35)	(0.34)	–	(0.34)	$10.91
6/30/2014	$10.57	0.28	0.99	1.27	(0.24)	–	(0.24)	$11.60
Cullen Enhanced Equity Income Fund
Retail
12/31/2018(d)	$9.87	0.13	(0.24)	(0.11)	(0.28)	(0.01)	(0.29)	$9.47
6/30/2018	$10.66	0.23	(0.27)	(0.04)	(0.26)	(0.49)	(0.75)	$9.87
6/30/2017	$10.48	0.25	0.81	1.06	(0.28)	(0.60)	(0.88)	$10.66
6/30/2016(g)	$10.00	0.16	0.50	0.66	(0.18)	–	(0.18)	$10.48
Class C
12/31/2018(d)	$9.89	0.09	(0.24)	(0.15)	(0.24)	(0.01)	(0.25)	$9.49
6/30/2018	$10.67	0.15	(0.26)	(0.11)	(0.24)	(0.43)	(0.67)	$9.89
6/30/2017	$10.52	0.16	0.81	0.97	(0.26)	(0.56)	(0.82)	$10.67
6/30/2016(g)	$10.00	0.13	0.50	0.63	(0.11)	–	(0.11)	$10.52
Class I
12/31/2018(d)	$9.92	0.14	(0.24)	(0.10)	(0.29)	(0.01)	(0.30)	$9.52
6/30/2018	$10.70	0.26	(0.27)	(0.01)	(0.27)	(0.50)	(0.77)	$9.92
6/30/2017	$10.52	0.28	0.80	1.08	(0.28)	(0.62)	(0.90)	$10.70
6/30/2016(g)	$10.00	0.18	0.50	0.68	(0.16)	–	(0.16)	$10.52

(a)	Average share method used.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.
(c)	Expense ratios after reimbursements do not reflect acquired fund fees and expenses.
(d)	Six months ended December 31, 2018 (unaudited).
(e)	Annualized.
(f)	Not Annualized.
(g)	Commencement of operations was December 15, 2015.

See Notes to Financial Statements.
34	www.cullenfunds.com

Financial Highlights
For a Share Outstanding Throughout Periods Presented

						Ratio of Net		Ratio of Net
		Ratio of		Ratio of		Investment		Investment
		Expenses Before		Expenses After		Income/(Loss) to		Income/(Loss) to
	Net Assets,	Reimbursements		Reimbursements		Average Net Assets		Average Net		Portfolio
	End of Period	to Average		to Average		before		Assets after		Turnover
Total Return(b)	(000)	Net Assets		Net Assets(c)		Reimbursements		Reimbursements		Rate

(9.66%)	$13,543	1.45	%(e)	1.25	%(e)	3.06	%(e)	3.26	%(e)	37	%(f)
2.48%	$14,749	1.52%		1.25%		2.59%		2.86%		48%
16.96%	$16,755	1.57%		1.25%		2.58%		2.89%		52%
(9.34%)	$12,496	1.60%		1.25%		2.68%		3.03%		69%
(3.26%)	$24,781	1.59%		1.25%		1.66%		2.00%		64%
11.84%	$24,666	1.89%		1.25%		1.55%		2.19%		60%

(10.02%)	$1,911	2.20	%(e)	2.00	%(e)	2.34	%(e)	2.54	%(e)	37	%(f)
1.71%	$2,412	2.28%		2.00%		1.85%		2.13%		48%
16.02%	$2,999	2.31%		2.00%		1.67%		1.98%		52%
(9.95%)	$3,165	2.35%		2.00%		1.84%		2.20%		69%
(3.93%)	$4,696	2.34%		2.00%		0.97%		1.32%		64%
10.89%	$4,376	2.71%		2.00%		0.71%		1.41%		60%

(9.55%)	$286,088	1.20	%(e)	1.00	%(e)	3.37	%(e)	3.57	%(e)	37	%(f)
2.72%	$393,127	1.28%		1.00%		2.93%		3.21%		48%
17.14%	$304,710	1.32%		1.00%		2.84%		3.16%		52%
(8.91%)	$209,368	1.36%		1.00%		2.93%		3.30%		69%
(2.98%)	$150,405	1.35%		1.00%		2.09%		2.43%		64%
12.11%	$58,653	1.64%		1.00%		1.96%		2.59%		60%

(1.22%)	$1,673	1.97	%(e)	1.00	%(e)	1.50	%(e)	2.47	%(e)	87	%(f)
(0.51%)	$2,064	2.05%		1.00%		1.17%		2.22%		157%
10.59%	$1,932	3.83%		1.00%		(0.51%)		2.32%		154%
6.69%	$581	7.62	%(e)	1.00	%(e)	(3.86	%)(e)	2.76	%(e)	86	%(f)

(1.61%)	$4,814	2.73	%(e)	1.75	%(e)	0.74	%(e)	1.72	%(e)	87	%(f)
(1.17%)	$4,961	2.80%		1.75%		0.42%		1.47%		157%
9.66%	$2,540	4.57%		1.75%		(1.29%)		1.53%		154%
6.31%	$533	8.56	%(e)	1.75	%(e)	(4.39	%)(e)	2.42	%(e)	86	%(f)

(1.08%)	$35,449	1.73	%(e)	0.75	%(e)	1.72	%(e)	2.70	%(e)	87	%(f)
(0.24%)	$39,675	1.80%		0.75%		1.42%		2.47%		157%
10.79%	$20,080	3.50%		0.75%		(0.16%)		2.59%		154%
6.88%	$4,275	7.56	%(e)	0.75	%(e)	(3.39	%)(e)	3.42	%(e)	86	%(f)

Semi-Annual Report | December 31, 2018	35

Cullen Funds Trust	Notes to Financial Statements
December 31, 2018 (Unaudited)

1. ORGANIZATION

The Cullen Funds Trust (the “Trust”) is an open end management investment company created as a Delaware business trust on March 25, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers six separate series to investors: the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Small Cap Value Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund (each a “Fund” and collectively, the “Funds”). The Funds are open end, diversified management investment companies registered under the 1940 Act. The investment objectives of the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund are long-term capital appreciation and current income. The investment objective of the Cullen Small Cap Value Fund is long-term capital appreciation.

The Trust offers Retail Class, Class C, Class I, Class R1 and Class R2 Shares, except the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund, which offer only Retail Class, Class C and Class I shares. However, the Cullen Small Cap Value Fund has not experienced any subscriptions in Class R1 and R2 shares since inception. Each class of shares differs principally in its respective distribution expenses and shareholder servicing expenses. Each class of shares has identical rights to earnings, assets, and voting privileges, except for the class specific expenses and exclusive rights to vote on matters affecting only individual classes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with Generally Accepted Accounting Principles in the United States (“GAAP”). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).

a)	Valuation of Securities – Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the Funds on the day of valuation. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees under supervision of the full Board. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

b)	Option Contracts – Option contracts shall typically be valued using reliable market quotations from the primary exchange on which the respective options are traded on the day of valuation or, if there has been no trade on such day, at the mean between the bid and asked prices. Any options for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees under supervision of the Board, which may include a Black-Scholes model, the Cox-Rubenstein Binomial Option Pricing Model, or other appropriate option pricing model deemed appropriate. As of December 31, 2018 all written option contracts held are exchange-traded.

c)	Participatory Notes/Warrants – The Funds may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-notes”). The Funds may purchase P-notes pending ability to invest directly in a foreign market due to restrictions applicable to foreign investors or other market factors. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment in a P-note may involve risks, including counterparty risk, beyond those normally associated with a direct investment in the underlying security. The Funds must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of the P-note is entitled to receive from the bank or broker-dealer an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g. voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security. P-notes are generally valued based upon the value of a related underlying security that trades actively in the market.

d)	Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last reported trade or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. The Funds use a fair

36	www.cullenfunds.com

Cullen Funds Trust	Notes to Financial Statements
December 31, 2018 (Unaudited)

valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day of the NYSE. The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security. In such a circumstance, the affected securities would be considered Level 2 as discussed in (e) below.

e)	The Trust follows the authoritative guidance for fair value measurements. FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation approaches used to measure fair value.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities.

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Provided pre-defined triggers have been met, the Board of Trustees has approved independent pricing vendors that calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.

Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

The Trust’s policy is to disclose transfers between Levels based on valuations at the end of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Trust’s fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. Pursuant to the Trust’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies), exchange traded derivatives (i.e. options) and money market instruments are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities and non-exchange traded derivatives are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

The following is a summary of the inputs used as of December 31, 2018 in valuing each Fund’s assets carried at fair value:

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(1)	Quoted Prices	Observable Inputs(2)	Unobservable Inputs	Total
Cullen International High Dividend Fund
Common Stocks	$40,392,903	$124,051,903	$–	$164,444,806
Preferred Stock	–	3,612,976	–	3,612,976
Total	$40,392,903	$127,664,879	$–	$168,057,782

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(1)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Cullen High Dividend Equity Fund
Common Stocks	$1,452,624,249	$–	$–	$1,452,624,249
Total	$1,452,624,249	$–	$–	$1,452,624,249

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(1)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Cullen Small Cap Value Fund
Common Stocks	$3,593,995	$–	$–	$3,593,995
Total	$3,593,995	$–	$–	$3,593,995

Semi-Annual Report | December 31, 2018	37

Cullen Funds Trust	Notes to Financial Statements
December 31, 2018 (Unaudited)

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(1)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Cullen Value Fund
Common Stocks	$31,156,662	$–	$–	$31,156,662
Total	$31,156,662	$–	$–	$31,156,662

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(1)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Cullen Emerging Markets High Dividend Fund
Common Stocks	$84,610,061	$198,688,800	$–	$283,298,861
Participatory Notes(2)	–	14,896,479	–	14,896,479
Total	$84,610,061	$213,585,279	$–	$298,195,340

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(1)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Cullen Enhanced Equity Income Fund
Common Stocks	$41,634,212	$–	$–	$41,634,212
Total	$41,634,212	$–	$–	$41,634,212
Other Financial Instruments
Liabilities
Call Options Written	$(63,047)	–	–	$(63,047)
Total	$(63,047)	–	–	$(63,047)

(1)	For detailed descriptions of country, sector and/or industry, see the accompanying Schedule of Investments.
(2)	Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

There were no securities classified as Level 3 securities during the period, thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for these Funds.

f)	Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Cullen International High Dividend Fund, the Cullen Small Cap Value Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund and monthly for the Cullen High Dividend Equity Fund. Distributions from realized capital gains, if any, are declared and paid at least annually.

g)	Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and plan to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax expense to the Funds. Therefore, no federal income or excise tax provision is recorded.

As of and during the six months ended December 31, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

h)	Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

i)	Guarantees and Indemnification – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, however, the Funds expect the risk of loss to be remote.

38	www.cullenfunds.com

Cullen Funds Trust	Notes to Financial Statements
December 31, 2018 (Unaudited)

j)	Income and Expenses – Within each Fund, dividend income is recognized on the ex-dividend date or as soon as information is available and interest income is recognized on an accrual basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its respective net assets.

k)	Foreign Exchange Contracts – As the Funds may invest in securities traded on markets outside the United States, each Fund may enter into foreign currency commitments or foreign currency exchange transactions. Purchased contracts are only used to acquire foreign currencies to facilitate purchases and sales of investment securities. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

l)	Foreign Currency Transactions – The Funds isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations in foreign exchange rates are included with the net realized and unrealized gain or loss from foreign currency related transactions. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s accounts and the U.S. dollar equivalent of the amounts actually received or paid.

m)	Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds on a specific identification cost basis.

The effect of derivative instruments on the Statements of Assets and Liabilities as of December 31, 2018:

	Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value
Cullen Enhanced Equity Income Fund
Equity Contracts (Written Options)	Written options, at value	(63,047)
Total		$(63,047)

The effect of derivatives instruments on the Statements of Operations for the six months ended December 31, 2018:

Change in
Unrealized
		Realized	Appreciation/
		Gain/(Loss)	(Depreciation)
		on Derivatives	on Derivatives
		Recognized	Recognized
Risk Exposure	Statements of Operations Location	in Income	in Income

Cullen Enhanced Equity Income Fund
Equity Contracts (Written Options)	Net realized gain/(loss) on written options/Net change in unrealized appreciation/(depreciation) on written options	693,151	(10,074)
Total		$693,151	$(10,074)

Semi-Annual Report | December 31, 2018	39

Cullen Funds Trust	Notes to Financial Statements
December 31, 2018 (Unaudited)

The Cullen Enhanced Equity Income Fund had the following monthly average written call option notional value during the six months ended December 31, 2018:

Monthly Average
Written Option
Fund	Notional Value
Cullen Enhanced Equity Income Fund	9,756,925

3. CAPITAL SHARE TRANSACTIONS

Share transactions were as follows:

	Six Months Ended
	December 31, 2018	Year Ended
	(Unaudited)	June 30, 2018
Cullen International High Dividend Fund
Retail
Shares sold	148,921	305,771
Dividends reinvested	16,132	49,021
Shares redeemed	(299,247)	(3,384,501)
Net decrease in shares outstanding	(134,194)	(3,029,709)
Class C
Shares sold	12,284	91,332
Dividends reinvested	3,647	4,506
Shares redeemed	(34,703)	(69,231)
Net increase/(decrease) in shares outstanding	(18,772)	26,607
Class I
Shares sold	2,361,141	9,510,811
Dividends reinvested	254,218	383,307
Shares redeemed	(7,058,851)	(5,073,833)
Net increase/(decrease) in shares outstanding	(4,443,492)	4,820,285
Class R1
Shares sold	107	415
Dividends reinvested	12	82
Shares redeemed	–	(5,049)
Net increase/(decrease) in shares outstanding	119	(4,552)
Class R2
Shares sold	1,512	349
Dividends reinvested	74	185
Shares redeemed	(611)	(5,347)
Net increase/(decrease) in shares outstanding	975	(4,813)

40	www.cullenfunds.com

Cullen Funds Trust	Notes to Financial Statements
December 31, 2018 (Unaudited)

	Six Months Ended
	December 31, 2018	Year Ended
	(Unaudited)	June 30, 2018
Cullen High Dividend Equity Fund
Retail
Shares sold	401,681	896,885
Dividends reinvested	1,279,221	1,240,601
Shares redeemed	(2,582,971)	(8,871,905)
Net decrease in shares outstanding	(902,069)	(6,734,419)
Class C
Shares sold	161,388	179,053
Dividends reinvested	407,585	366,376
Shares redeemed	(626,570)	(1,706,600)
Net decrease in shares outstanding	(57,597)	(1,161,171)
Class I
Shares sold	8,148,086	15,740,792
Dividends reinvested	8,161,470	5,617,165
Shares redeemed	(14,443,662)	(16,186,122)
Net increase in shares outstanding	1,865,894	5,171,835
Class R1
Shares sold	2,452	2,521
Dividends reinvested	4,002	2,991
Shares redeemed	(194)	(11,405)
Net increase/(decrease) in shares outstanding	6,260	(5,893)
Class R2
Shares sold	4,921	6,201
Dividends reinvested	11,697	9,321
Shares redeemed	(5,199)	(157,146)
Net increase/(decrease) in shares outstanding	11,419	(141,624)

Cullen Small Cap Value Fund
Retail
Shares sold	333	6,518
Dividends reinvested	1,967	6,814
Shares redeemed	(2,795)	(11,626)
Net increase/(decrease) in shares outstanding	(495)	1,706
Class C
Shares sold	421	–
Dividends reinvested	355	904
Shares redeemed	–	(1,004)
Net increase/(decrease) in shares outstanding	776	(100)
Class I
Shares sold	17,566	22,237
Dividends reinvested	18,384	48,143
Shares redeemed	(481)	(13,599)
Net increase in shares outstanding	35,469	56,781

Semi-Annual Report | December 31, 2018	41

Cullen Funds Trust	Notes to Financial Statements
December 31, 2018 (Unaudited)

	Six Months Ended
	December 31, 2018	Year Ended
	(Unaudited)	June 30, 2018
Cullen Value Fund
Retail
Shares sold	16,486	12,911
Dividends reinvested	348	3,001
Shares redeemed	(10,306)	(13,995)
Net increase in shares outstanding	6,528	1,917
Class C
Shares sold	10,993	1,363
Dividends reinvested	22	1,457
Shares redeemed	–	(18,698)
Net increase/(decrease) in shares outstanding	11,015	(15,878)
Class I
Shares sold	26,539	268,559
Dividends reinvested	18,967	158,482
Shares redeemed	(39,770)	(222,469)
Net increase in shares outstanding	5,736	204,572

Cullen Emerging Markets High Dividend Fund
Retail
Shares sold	539,242	466,852
Dividends reinvested	22,085	50,053
Shares redeemed	(515,494)	(688,639)
Net increase/(decrease) in shares outstanding	45,833	(171,734)
Class C
Shares sold	5,895	49,909
Dividends reinvested	3,203	7,146
Shares redeemed	(33,783)	(109,902)
Net decrease in shares outstanding	(24,685)	(52,847)
Class I
Shares sold	8,485,375	13,641,465
Dividends reinvested	554,428	1,086,009
Shares redeemed	(15,788,333)	(6,067,833)
Net increase/(decrease) in shares outstanding	(6,748,530)	8,659,641

Cullen Enhanced Equity Income Fund
Retail
Shares sold	9,594	170,854
Dividends reinvested	5,227	17,509
Shares redeemed	(47,221)	(160,532)
Net increase/(decrease) in shares outstanding	(32,400)	27,831
Class C
Shares sold	91,538	327,098
Dividends reinvested	6,118	15,813
Shares redeemed	(92,095)	(79,202)
Net increase in shares outstanding	5,561	263,709
Class I
Shares sold	596,167	2,472,531
Dividends reinvested	94,510	170,426
Shares redeemed	(965,642)	(520,498)
Net increase/(decrease) in shares outstanding	(274,965)	2,122,459

42	www.cullenfunds.com

Cullen Funds Trust	Notes to Financial Statements
December 31, 2018 (Unaudited)

4. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term investments, for the six months ended December 31, 2018 were as follows:

		Proceeds from Sales of
Fund	Purchases of Securities	Securities
Cullen International High Dividend Fund	$38,966,446	$73,487,678
Cullen High Dividend Equity Fund	502,697,744	635,813,997
Cullen Small Cap Value Fund	3,189,386	2,786,682
Cullen Value Fund	490,267	1,679,693
Cullen Emerging Markets High Dividend Fund	137,409,986	176,479,650
Cullen Enhanced Equity Income Fund	39,846,524	40,706,821

5. FEDERAL TAX INFORMATION

As of June 30, 2018, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Net	Accumulated Net
	Investment	Realized	Unrealized
	Income/(Loss)	Gain/(Loss)	Appreciation/(Depreciation)	Total
Cullen International High Dividend Fund	$1,686,261	$(29,560,869)	$28,822,319	$947,711
Cullen High Dividend Equity Fund	–	125,424,564	640,150,603	765,575,167
Cullen Small Cap Value Fund	102,322	106,333	675,324	883,979
Cullen Value Fund	27,845	–	11,472,612	11,500,457
Cullen Emerging Markets High Dividend Fund	790,488	(27,960,390)	23,335,304	(3,834,598)
Cullen Enhanced Equity Income Fund	–	48,351	(2,948,724)	(2,900,373)

As of December 31, 2018 the costs of investments for federal tax purposes and accumulated net unrealized appreciation/(depreciation) in investments were as follows:

	Gross Appreciation	Gross Depreciation		Cost of Investments
	(excess of value over	(excess of tax cost	Net Unrealized	for Income Tax
	tax cost)	over value)	Appreciation/(Depreciation)	Purposes*
Cullen International High Dividend Fund	$23,264,235	$(8,999,595)	$14,264,640	$153,793,142
Cullen High Dividend Equity Fund	568,461,691	(21,839,745)	546,621,946	906,002,303
Cullen Small Cap Value Fund	519,731	(275,139)	244,592	3,349,403
Cullen Value Fund	9,502,491	(649,527)	8,852,964	22,303,698
Cullen Emerging Markets High Dividend Fund	33,830,844	(30,664,536)	3,166,308	295,029,032
Cullen Enhanced Equity Income Fund	319,088	(4,668,073)	(4,348,985)	45,920,149

*	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to various book-to-tax differences. Those differences primarily relate to wash sale and passive foreign investment company adjustments for the Funds.

Semi-Annual Report | December 31, 2018	43

Cullen Funds Trust	Notes to Financial Statements
December 31, 2018 (Unaudited)

The Funds may periodically make reclassifications among certain of their capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations, which may differ from GAAP. These principles require that permanent financial reporting and tax differences be reclassified in the capital accounts. For the Funds’ most recent year end, as a result of permanent book-to-tax differences arising from expiration of capital losses and differing treatment of certain income items, reclassification adjustments were made to increase (decrease) the amounts listed below:

		Undistributed Net	Accumulated Net Realized
Fund	Paid-in Capital	Investment Income/(Loss)	Gain/(Loss)
Cullen International High Dividend Fund	$(17,096,390)	$776,265	$16,320,125
Cullen High Dividend Equity Fund	11,788,858	(800,235)	(10,988,623)
Cullen Small Cap Value Fund	–	21,540	(21,540)
Cullen Value Fund	–	2	(2)
Cullen Emerging Markets High Dividend Fund	(1)	121,333	(121,332)
Cullen Enhanced Equity Income Fund	–	(4,008)	4,008

At June 30, 2018, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code (the “Code”) and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax.

	No Expiration	No Expiration
Fund	Short-Term	Long-Term	Total
Cullen International High Dividend Fund	$27,913,341	$349,400	$28,262,741
Cullen High Dividend Equity Fund	–	–	–
Cullen Small Cap Value Fund	–	–	–
Cullen Value Fund	–	–	–
Cullen Emerging Markets High Dividend Fund	26,786,369	739,905	27,526,274
Cullen Enhanced Equity Income Fund	–	–	–

The Cullen International High Dividend Fund and Cullen Emerging Markets High Dividend Fund used capital loss carryovers during the period ended June 30, 2018 in the amount of $154,513 and $9,459,231, respectively.

The Cullen International High Dividend Fund and Cullen Emerging Markets High Dividend Fund elected to treat post-October capital losses of $1,298,128 and $434,116, respectively, as having been incurred in the following fiscal year June 30, 2019.

The tax composition of dividends paid during the year ended June 30, 2018 was as follows:

		Long-Term Capital
Fund	Ordinary Income	Gain
Cullen International High Dividend Fund	$6,885,326	$–
Cullen High Dividend Equity Fund	39,239,336	139,573,045
Cullen Small Cap Value Fund	32,722	642,695
Cullen Value Fund	503,026	2,057,975
Cullen Emerging Markets High Dividend Fund	13,958,037	–
Cullen Enhanced Equity Income Fund	2,612,786	206,308

6. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust has an agreement with Cullen Capital Management, LLC (the “Investment Advisor”), with which certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the agreement, the Funds will compensate the Investment Advisor for its management services at the annual rate of 1.00% of each Fund’s average daily net assets. Through October 31, 2018, the Investment Advisor has agreed to absorb expenses to the extent that the Cullen International High Dividend Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00%, 1.00%, 1.75% and 1.50% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; the Cullen High Dividend Equity Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.00%, 1.75%, 0.75%, 1.50% and 1.25% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; and the Cullen Small Cap Value Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00%,

44	www.cullenfunds.com

Cullen Funds Trust	Notes to Financial Statements
December 31, 2018 (Unaudited)

1.00%, 1.75% and 1.50% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; the Cullen Value Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.00%, 1.75% and 0.75% of the Retail Class, Class C and Class I net assets, respectively; the Cullen Emerging Markets High Dividend Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00% and 1.00% of the Retail Class, Class C, and Class I net assets, respectively; and the Cullen Enhanced Equity Income Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.00%, 1.75% and 0.75% of the Retail Class, Class C and Class I net assets, respectively. For a period of three years after the year in which the Investment Advisor reimburses expenses, the Investment Advisor may seek reimbursement on a class-by-class basis from the respective Fund to the extent that total annual individual Fund operating expenses are less than the expense limitation in effect at the time of the reimbursement.

As of December 31, 2018, reimbursed expenses for each Fund subject to potential recovery by year of expiration are as follows:

	Expiring June 30,
Fund/Class	2019	2020	2021
Cullen International High Dividend Fund
Retail	$85,177	$82,067	$36,440
Class C	6,692	7,111	6,769
Class I	403,411	395,222	505,336
Total	$495,280	$484,400	$548,545

Cullen High Dividend Equity Fund
Retail	$1,152,409	$1,059,245	$817,204
Class C	285,984	287,941	244,321
Class I	4,792,166	4,698,693	4,778,420
Class R1	2,636	1,725	326
Class R2	10,899	11,391	5,196
Total	$6,244,094	$6,058,995	$5,845,467

Cullen Small Cap Value Fund
Retail	$39,342	$32,154	$31,934
Class C	3,930	3,626	3,710
Class I	206,551	202,633	230,527
Total	$249,823	$238,413	$266,171

Cullen Value Fund
Retail	$11,604	$6,339	$6,697
Class C	4,151	4,270	4,271
Class I	335,514	315,159	349,176
Total	$351,269	$325,768	$360,144

Cullen Emerging Markets High Dividend Fund
Retail	$49,200	$45,550	$46,120
Class C	12,267	9,785	7,770
Class I	574,646	795,536	997,088
Total	$636,113	$850,871	$1,050,978

Cullen Enhanced Equity Income Fund
Retail	$21,231	$30,477	$26,674
Class C	18,382	25,236	47,424
Class I	147,430	223,010	318,314
Total	$187,043	$278,723	$392,412

ALPS Fund Services, Inc. serves as the Funds’ administrator and fund accountant. Brown Brothers Harriman serves as the Funds’ custodian.

Semi-Annual Report | December 31, 2018	45

Cullen Funds Trust	Notes to Financial Statements
December 31, 2018 (Unaudited)

7. DISTRIBUTION PLAN

The Funds have adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25%, 1.00%, 0.50% and 0.25% of the average daily net assets of Retail Class, Class C, Class R1, and Class R2, respectively. Amounts paid under the Plan to the Funds’ distributor, ALPS Distributors, Inc., compensate the distributor for any activities or expenses primarily intended to result in the sale of shares of the Funds. This may include, but is not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The expenses of the Plan are reflected as distribution fees in the Statement of Operations.

8. SHAREHOLDER SERVICES FEE

The Trust has adopted a Shareholder Servicing Plan (the “Servicing Plan”) with respect to the Funds’ Class R1 and Class R2 shares. For providing certain account administration services to participants in retirement plans that are beneficial owners of such shares, the Servicing Plan authorizes each Fund to compensate plan administrators or other intermediaries up to 0.25% of the average daily net assets of Class R1 and Class R2. The expenses of the Servicing Plan are reflected as shareholder service fees in the Statement of Operations.

9. FOREIGN INVESTMENT RISK

The Trust invests in securities traded on exchanges outside the United States. Further, each Fund invests in securities issued by companies domiciled outside the United States, which may be subject to political, social and economic uncertainty to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

10. SIGNIFICANT SHAREHOLDERS

At December 31, 2018, the Cullen Small Cap Value Fund had two affiliated shareholders who held 60.82% and 12.77% of the Fund’s outstanding shares, the Cullen Value Fund had two affiliated shareholders who held 18.15% and 7.30% of the Fund’s outstanding shares, and the Cullen Enhanced Equity Income Fund had one affiliated shareholder who held 21.01% of the Fund’s outstanding shares. Investment activities of these shareholders could have a material effect on the respective Funds.

46	www.cullenfunds.com

Cullen Funds Trust	Additional Information
December 31, 2018 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report may be distributed to others only if preceded or accompanied by a current prospectus. The Funds are distributed by ALPS Distributors, Inc., a member of the FINRA.

How to Obtain a Copy of the Funds Proxy Voting Policy

A description of the policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request by calling 1-877-485-8586; (2) at www.cullenfunds.com; and (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov. The Funds’ proxy voting record is available on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ended June 30.

Quarterly Filings on Form N-Q

The Funds files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Funds’ N-Q will also be available upon request by calling 1-877-485-8586.

Semi-Annual Report | December 31, 2018	47

INVESTMENT ADVISOR

Cullen Capital Management LLC

645 Fifth Avenue

New York, NY 10022

DISTRIBUTOR

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1900 16th Street, Suite 1600

Denver, CO 80202

LEGAL COUNSEL

Sidley Austin LLP

One South Dearborn Street

Chicago, IL 60603

ADMINISTRATOR, ACCOUNTANT, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

CUSTODIAN

Brown Brothers Harriman

50 Post Office Square

Boston, MA 02110

Must be accompanied or preceded by a prospectus.

ALPS Distributors, Inc. is the Distributor for Cullen Funds.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)	The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

(b)	Not Applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Item 13.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CULLEN FUNDS TRUST

By:	/s/ James P. Cullen
James P. Cullen
Chief Executive Officer

Date:	March 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James P. Cullen
James P. Cullen
Chief Executive Officer

Date:	March 7, 2019

By:	/s/ Jeffrey T. Battaglia
Jeffrey T. Battaglia
Treasurer

Date:	March 7, 2019